UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526

The Boston Trust & Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA			02108
(Address of principal executive offices)			(Zip code)

4400 Easton Commons, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-282-8782

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders.

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Semi-Annual Report June 30, 2018 (Unaudited)

Table of Contents

Boston Trust Asset Management Fund
Investment Performance	2
Schedule of Portfolio Investments	8
Financial Statements	10
Financial Highlights	12

Boston Trust Equity Fund
Investment Performance	3
Schedule of Portfolio Investments	13
Financial Statements	14
Financial Highlights	16

Boston Trust Midcap Fund
Investment Performance	4
Schedule of Portfolio Investments	17
Financial Statements	18
Financial Highlights	20

Boston Trust SMID Cap Fund
Investment Performance	5
Schedule of Portfolio Investments	21
Financial Statements	22
Financial Highlights	24

Boston Trust Small Cap Fund
Investment Performance	6
Schedule of Portfolio Investments	25
Financial Statements	26
Financial Highlights	28

Environmental, Social, and Governance Research and Engagement Update (Annual Impact Report)	30

Walden Asset Management Fund
Investment Performance	33
Schedule of Portfolio Investments	40
Financial Statements	42
Financial Highlights	44

Walden Equity Fund
Investment Performance	34
Schedule of Portfolio Investments	45
Financial Statements	46
Financial Highlights	48

Walden Midcap Fund
Investment Performance	35
Schedule of Portfolio Investments	49
Financial Statements	50
Financial Highlights	52

Walden SMID Cap Fund
Investment Performance	36
Schedule of Portfolio Investments	53
Financial Statements	54
Financial Highlights	56

Walden Small Cap Fund
Investment Performance	37
Schedule of Portfolio Investments	57
Financial Statements	58
Financial Highlights	60

Walden International Equity Fund
Investment Performance	38
Schedule of Portfolio Investments	61
Financial Statements	63
Financial Highlights	65

Notes to Financial Statements	66
Supplementary Information	74

Boston Trust Investment Management, Inc. (BTIM), a subsidiary of Boston Trust & Investment Management Company, serves as investment adviser (the “Adviser”) to The Boston Trust & Walden Funds and receives a fee for its services. Boston Trust & Investment Management Company provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by BTIM or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Financial Services, LLC.

The foregoing information and opinions are for general information only. Boston Trust & Walden Funds and BTIM do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2018 and is subject to change without notice.

The Boston Trust & Walden Funds may invest in foreign securities, which may involve risk not typically associated with U.S. investments.

To reduce expenses, we may only mail one copy of the Funds’ shareholder updates, such as prospectus, annual report, semi-annual report, to those addresses shared by two or more accounts. If you are a direct shareholder and wish to receive individual copies of these documents, please call us at 800-282-8782;7050. If you are not a direct shareholder, please contact your financial institution to opt out of householding. We will begin sending you individual copies thirty days after receiving your request.

Photography credits:

• Cover: Bruce Field • Pages 1, 3, 4, 34, 35, 37 and 38: Jim Gallagher • Pages 2, 5, and 36: Rebecca Monette • Pages 6 and 33: Janet C. Dygert

Boston Trust Asset Management Fund	Investment Performance (Unaudited)
June 30, 2018

Fund Net Asset Value:	$47.15
Gross Expense Ratio(1):	0.92%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report.

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/1/95)
Boston Trust Asset Management Fund(1)	0.58%	9.08%	9.36%	7.96%	8.00%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%	8.91%
Bloomberg Barclays U.S. Government/Credit Bond Index	-1.90%	-0.63%	2.29%	3.78%	4.98%
Citigroup 90-Day U.S. Treasury Bill Index	0.79%	1.33%	0.39%	0.31%	2.26%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”), which is widely regarded as a gauge of the U.S. equities market, includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (e.g., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Investment Performance (Unaudited)	Boston Trust Equity Fund
June 30, 2018

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(10/1/03)
Boston Trust Equity Fund(1)	0.68%	12.06%	11.07%	9.04%	8.39%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%	9.11%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The index is unmanaged and its performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$23.79
Gross Expense Ratio(1):	0.93%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report.

Boston Trust Midcap Fund	Investment Performance (Unaudited)
June 30, 2018

Fund Net Asset Value:	$17.68
Gross Expense Ratio(1):	1.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions.

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	9/24/07
Boston Trust Midcap Fund(1)	2.43%	13.13%	11.84%	10.72%	9.28%
Russell Midcap® Index	2.35%	12.33%	12.22%	10.23%	8.41%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Midcap Fund, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Boston Trust SMID Cap Fund
June 30, 2018

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	11/30/11
Boston Trust SMID Cap Fund(1)	3.86%	14.16%	11.73%	12.51%
Russell 2500™ Index	5.46%	16.24%	12.29%	14.47%

The above chart represents a hypothetical $1,000,000 investment in the Boston Trust SMID Cap Fund from November 30, 2011 to June 30, 2018, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$16.40
Gross Expense Ratio(1):	1.04%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 0.75% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

Boston Trust Small Cap Fund	Investment Performance (Unaudited)
June 30, 2018

Fund Net Asset Value:	$15.49
Gross Expense Ratio(1):	1.02%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1) The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(12/31/94)
Boston Trust Small Cap Fund(1)	5.16%	13.91%	10.43%	9.78%	11.05%
Russell 2000® Index	7.66%	17.57%	12.46%	10.60%	9.81%

The above chart represents a 10-year hypothetical $100,000 investment in the Boston Trust Small Cap Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Boston Trust Asset Management Fund June 30, 2018

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
COMMON STOCKS (78.5%)
Consumer Discretionary (7.2%)
Autoliv, Inc.	25,000	3,580,500
Comcast Corp., Class A	275,000	9,022,750
NIKE, Inc., Class B	115,000	9,163,200
Omnicom Group, Inc.	50,000	3,813,500
Ross Stores, Inc.	30,000	2,542,500
Starbucks Corp.	135,000	6,594,750
		34,717,200
Consumer Staples (6.5%)
Church & Dwight Co., Inc.	75,000	3,987,000
Colgate-Palmolive Co.	10,000	648,100
Costco Wholesale Corp.	45,000	9,404,100
Diageo PLC, Sponsored ADR	30,000	4,320,300
McCormick & Co., Inc.	25,000	2,902,250
PepsiCo, Inc.	40,000	4,354,800
Procter & Gamble Co.	30,000	2,341,800
Sysco Corp.	35,000	2,390,150
The Hershey Co.	10,000	930,600
		31,279,100
Energy (3.2%)
Chevron Corp.	27,500	3,476,825
ConocoPhillips	50,000	3,481,000
Exxon Mobil Corp.	75,000	6,204,750
Schlumberger Ltd.	32,500	2,178,475
		15,341,050
Financials (15.7%)
American Express Co.	50,000	4,900,000
BB&T Corp.	100,000	5,044,000
Berkshire Hathaway, Inc., Class B (a)	65,000	12,132,250
Chubb Ltd.	40,000	5,080,800
Cincinnati Financial Corp.	60,000	4,011,600
Comerica, Inc.	30,000	2,727,600
Commerce Bancshares, Inc.	31,906	2,064,637
JPMorgan Chase & Co.	100,000	10,420,000
M&T Bank Corp.	10,000	1,701,500
Marsh & McLennan Cos., Inc.	10,000	819,700
Northern Trust Corp.	50,000	5,144,500
PNC Financial Services Group, Inc.	45,000	6,079,500
State Street Corp.	40,000	3,723,600
T. Rowe Price Group, Inc.	40,000	4,643,600
U.S. Bancorp	125,000	6,252,500
		74,745,787
Health Care (11.7%)
Becton, Dickinson & Co.	60,000	14,373,600
Dentsply Sirona, Inc.	50,000	2,188,500
Edwards Lifesciences Corp. (a)	45,000	6,550,650
Henry Schein, Inc. (a)	50,000	3,632,000
Johnson & Johnson, Inc.	55,000	6,673,700
Medtronic PLC	20,000	1,712,200
Merck & Co., Inc.	40,000	2,428,000
Mettler-Toledo International, Inc. (a)	7,500	4,339,725
Stryker Corp.	25,000	4,221,500
UnitedHealth Group, Inc.	32,500	7,973,550
Varian Medical Systems, Inc. (a)	20,000	2,274,400
		56,367,825
Industrials (9.5%)
3M Co.	37,500	7,377,000
Donaldson Co., Inc.	50,000	2,256,000
Emerson Electric Co.	25,000	1,728,500
Honeywell International, Inc.	30,000	4,321,500
Hubbell, Inc.	40,000	4,229,600
Illinois Tool Works, Inc.	50,000	6,927,000
Rockwell Collins, Inc.	10,000	1,346,800
Union Pacific Corp.	50,000	7,084,000
United Parcel Service, Inc., Class B	55,000	5,842,650
W.W. Grainger, Inc.	15,000	4,626,000
		45,739,050
Information Technology (20.4%)
Accenture PLC, Class A	70,000	11,451,301
Alphabet, Inc., Class A (a)	2,000	2,258,380
Alphabet, Inc., Class C (a)	15,000	16,734,750
Apple, Inc.	100,000	18,511,000
Automatic Data Processing, Inc.	70,000	9,389,800
Cisco Systems, Inc.	175,000	7,530,250
Microsoft Corp.	155,000	15,284,550
Oracle Corp.	150,000	6,609,000
Visa, Inc., Class A	75,000	9,933,750
		97,702,781
Materials (2.6%)
Air Products & Chemicals, Inc.	20,000	3,114,600
AptarGroup, Inc.	30,000	2,801,400
PPG Industries, Inc.	65,000	6,742,450
		12,658,450
Utilities (1.7%)
Consolidated Edison, Inc.	50,000	3,899,000
Eversource Energy	75,000	4,395,750
		8,294,750

TOTAL COMMON STOCKS (Cost $190,820,940)		376,845,993

CORPORATE BONDS (2.6%)

Financials (1.5%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,851,349
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	1,928,961
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	997,158
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	512,827
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,940,586
		7,230,881

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	986,269

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,442,692
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,936,662
		4,379,354

TOTAL CORPORATE BONDS (Cost $13,018,776)		12,596,504

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
MUNICIPAL BONDS (0.9%)
Illinois (0.1%):
Illinois State, GO, 5.00%, 4/1/24, Continuously Callable @ 100	450,000	451,350

Massachusetts (0.7%):
Massachusetts State, Series E, GO, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,044,290
Massachusetts State, Series E, GO, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	296,717
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	488,336
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @100	1,500,000	1,573,245
		3,402,588

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Prerefunded 2/1/19 @100	250,000	255,130

TOTAL MUNICIPAL BONDS (Cost $4,261,118)		4,109,068

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.6%)

Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,025,419
2.85%, 3/2/28	2,000,000	1,930,976
2.95%, 1/27/25	2,000,000	1,995,408
3.14%, 12/5/29	2,500,000	2,451,800
3.39%, 2/1/28	2,000,000	2,020,604
3.85%, 12/26/25	2,770,000	2,912,231
		21,336,438
Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	5,730,390
2.50%, 12/10/27	1,500,000	1,419,095
2.63%, 6/11/27	1,500,000	1,436,841
2.88%, 9/13/24	2,500,000	2,495,788
3.50%, 9/24/29	2,000,000	2,040,678
		13,122,792
U.S. Treasury Bills
1.55%, 7/19/18	7,500,000	7,493,864
1.83%, 9/20/18	8,000,000	7,966,756
		15,460,620
U.S. Treasury Note
2.75%, 2/15/24	30,000,000	29,966,015

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $81,276,153)		79,885,865

INVESTMENT COMPANIES (1.4%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(b)	6,610,817	6,610,817
TOTAL INVESTMENT COMPANIES (Cost $6,610,817)		6,610,817

Total Investments (Cost $295,987,804) — 100.0%(c)		480,048,247
Other assets in excess of liabilities — 0.0%		202,709
NET ASSETS — 100.0%		$480,250,956

(a)                                 Non-income producing security.

(b)                                 Rate disclosed is the seven day yield as of June 30, 2018.

(c)                                  See Federal Tax Information listed in the Notes to the Financial Statements.

ADR                     American Depositary Receipt

GO                              General Obligation

MTN                   Medium Term Note

See Notes to Financial Statements

Financial Statements	Boston Trust Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $295,987,804)	$480,048,247
Interest and dividends receivable	1,096,219
Receivable for capital shares issued	22,676
Prepaid expenses	14,769
Total Assets	481,181,911
Liabilities:
Payable for investments purchased	485,709
Payable for capital shares redeemed	60,154
Accrued expenses and other liabilities:
Investment adviser	299,039
Administration and accounting	37,219
Chief compliance officer	3,943
Custodian	6,919
Shareholder servicing fees	13,702
Transfer agent	4,091
Trustee	2,638
Other	17,541
Total Liabilities	930,955
Net Assets	$480,250,956
Composition of Net Assets:
Capital	$280,429,424
Accumulated undistributed net investment income	2,443,358
Accumulated net realized gains from investment transactions	13,317,731
Net unrealized appreciation from investments	184,060,443
Net Assets	$480,250,956
Shares outstanding (par value $0.01, unlimited number of shares authorized)	10,185,191
Net Asset Value, Offering Price and Redemption price per share	$47.15

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$1,289,991
Dividends	3,431,145
Total Investment Income	4,721,136
Expenses:
Investment adviser	1,820,368
Administration and accounting	204,311
Chief compliance officer	22,247
Custodian	33,419
Shareholder servicing	76,507
Transfer agency	19,651
Trustee	14,118
Other	87,157
Total expenses	2,277,778
Net Expenses	2,277,778
Net Investment Income	2,443,358
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	6,397,949
Change in unrealized appreciation/depreciation from investments	(5,854,197)
Net realized/unrealized gains (losses) from investments	543,752
Change in Net Assets Resulting from Operations	$2,987,110

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,443,358	$5,033,185
Net realized gains from investment transactions	6,397,949	12,348,048
Change in unrealized appreciation/depreciation from investments	(5,854,197)	50,152,480
Change in Net Assets Resulting from Operations	2,987,110	67,533,713
Dividends:
Net investment income	—	(5,061,492)
Net realized gains from investment transactions	—	(6,837,618)
Change in Net Assets Resulting from Shareholder Dividends	—	(11,899,110)
Capital Share Transactions:
Proceeds from shares issued	12,289,959	59,469,516
Dividends reinvested	—	10,543,397
Cost of shares redeemed	(31,736,372)	(32,905,814)
Change in Net Assets Resulting from Capital Share Transactions	(19,446,413)	37,107,099
Change in Net Assets	(16,459,303)	92,741,702
Net Assets:
Beginning of period	496,710,259	403,968,557
End of period	$480,250,956	$496,710,259
Share Transactions:
Issued	260,304	1,338,314
Reinvested	—	224,998
Redeemed	(670,260)	(741,639)
Change in shares	(409,956)	821,673
Accumulated undistributed net investment income	$2,443,358	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$46.88		$41.33	$40.92		$41.80	$40.03	$36.08

Investment Activities:
Operations:
Net investment income	0.24		0.49	0.35		0.55	0.50	0.44
Net realized and unrealized gains from investment transactions	0.03		6.22	2.18		0.92	2.77	4.28
Total from investment activities	0.27		6.71	2.53		1.47	3.27	4.72
Dividends:
Net investment income	—		(0.49)	(0.46)		(0.57)	(0.47)	(0.44)
Net realized gains from investments	—		(0.67)	(1.66)		(1.78)	(1.03)	(0.33)
Total dividends	—		(1.16)	(2.12)		(2.35)	(1.50)	(0.77)

Net Asset Value, End of Period	$47.15		$46.88	$41.33		$40.92	$41.80	$40.03

Total Return	0.58	%(a)	16.23%	6.19	%(a)	3.65%	8.21%	13.13%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$480,251		$496,710	$403,969		$354,405	$353,851	$340,963
Ratio of net expenses to average net assets	0.94	%(b)	0.92%	0.95	%(b)	0.94%	0.92%	0.92%
Ratio of net investment income to average net assets	1.01	%(b)	1.13%	1.15	%(b)	1.32%	1.19%	1.17%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.94	%(b)	0.92%	0.95	%(b)	0.94%	0.93%	0.93%
Portfolio turnover rate	1.08	%(a)	6.96%	8.42	%(a)	11.64%	17.74%	8.94%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)    Not annualized for periods less than one year.

(b)    Annualized for periods less than one year.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund

June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Consumer Discretionary (8.5%)
Autoliv, Inc.	10,000	1,432,200
Comcast Corp., Class A	90,000	2,952,900
NIKE, Inc., Class B	30,000	2,390,400
Omnicom Group, Inc.	15,000	1,144,050
Ross Stores, Inc.	10,000	847,500
Starbucks Corp.	50,000	2,442,500
		11,209,550
Consumer Staples (8.3%)
Church & Dwight Co., Inc.	25,000	1,329,000
Colgate-Palmolive Co.	2,500	162,025
Costco Wholesale Corp.	17,000	3,552,660
Diageo PLC, Sponsored ADR	7,500	1,080,075
McCormick & Co., Inc.	7,000	812,630
PepsiCo, Inc.	10,000	1,088,700
Procter & Gamble Co.	10,000	780,600
Sysco Corp.	25,000	1,707,250
The Hershey Co.	5,000	465,300
		10,978,240
Energy (3.9%)
Chevron Corp.	12,500	1,580,375
ConocoPhillips	15,000	1,044,300
Exxon Mobil Corp.	22,500	1,861,425
Schlumberger Ltd.	10,000	670,300
		5,156,400
Financials (20.2%)
American Express Co.	25,000	2,450,000
BB&T Corp.	30,000	1,513,200
Berkshire Hathaway, Inc., Class B (a)	20,000	3,733,000
Chubb Ltd.	15,000	1,905,300
Cincinnati Financial Corp.	25,000	1,671,500
Commerce Bancshares, Inc.	9,570	619,275
JPMorgan Chase & Co.	37,500	3,907,500
M&T Bank Corp.	5,000	850,750
Northern Trust Corp.	15,000	1,543,350
PNC Financial Services Group, Inc.	20,000	2,702,000
State Street Corp.	20,000	1,861,800
T. Rowe Price Group, Inc.	15,000	1,741,350
U.S. Bancorp	45,000	2,250,900
		26,749,925
Health Care (14.2%)
Becton, Dickinson & Co.	16,000	3,832,960
Dentsply Sirona, Inc.	25,000	1,094,250
Edwards Lifesciences Corp. (a)	7,500	1,091,775
Henry Schein, Inc. (a)	15,000	1,089,600
Johnson & Johnson, Inc.	22,500	2,730,150
Medtronic PLC	10,000	856,100
Merck & Co., Inc.	15,000	910,500
Mettler-Toledo International, Inc. (a)	1,500	867,945
Stryker Corp.	12,000	2,026,320
UnitedHealth Group, Inc.	14,000	3,434,760
Varian Medical Systems, Inc. (a)	7,500	852,900
		18,787,260
Industrials (12.7%)
3M Co.	15,000	2,950,800
Deere & Co.	7,500	1,048,500
Donaldson Co., Inc.	10,000	451,200
Honeywell International, Inc.	12,000	1,728,600
Hubbell, Inc.	15,000	1,586,100
Illinois Tool Works, Inc.	15,000	2,078,100
Union Pacific Corp.	22,500	3,187,800
United Parcel Service, Inc., Class B	15,000	1,593,450
W.W. Grainger, Inc.	7,000	2,158,800
		16,783,350
Information Technology (26.0%)
Accenture PLC, Class A	25,000	4,089,750
Alphabet, Inc., Class A (a)	750	846,893
Alphabet, Inc., Class C (a)	5,500	6,136,075
Apple, Inc.	35,000	6,478,850
Automatic Data Processing, Inc.	20,000	2,682,800
Cisco Systems, Inc.	50,000	2,151,500
Microsoft Corp.	55,000	5,423,550
Oracle Corp.	55,000	2,423,300
Visa, Inc., Class A	32,500	4,304,624
		34,537,342
Materials (3.1%)
Air Products & Chemicals, Inc.	7,000	1,090,110
AptarGroup, Inc.	10,000	933,800
PPG Industries, Inc.	20,000	2,074,600
		4,098,510
Utilities (2.0%)
Consolidated Edison, Inc.	15,000	1,169,700
Eversource Energy	25,000	1,465,250
		2,634,950

TOTAL COMMON STOCKS (Cost $64,863,439)		130,935,527

INVESTMENT COMPANIES (1.1%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 1.83%(b)	1,453,726	1,453,726
TOTAL INVESTMENT COMPANIES (Cost $1,453,726)		1,453,726

Total Investments (Cost $66,317,165) — 100.0%(c)		132,389,253
Other assets in excess of liabilities — 0.0%		29,357
NET ASSETS — 100.0%		$132,418,610

(a)      Non-income producing security.

(b)      Rate disclosed is the seven day yield as of June 30, 2018.

(c)      See Federal Tax Information listed in the Notes to the Financial Statements.

ADR  American Depositary Receipt

See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $66,317,165)	$132,389,253
Dividends receivable	127,920
Receivable for capital shares issued	31
Prepaid expenses	5,198
Total Assets	132,522,402
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	82,837
Administration and accounting	9,459
Chief compliance officer	996
Custodian	1,728
Shareholder servicing fees	300
Transfer agent	3,363
Trustee	666
Other	4,443
Total Liabilities	103,792
Net Assets	$132,418,610
Composition of Net Assets:
Capital	$64,730,850
Accumulated undistributed net investment income	583,540
Accumulated net realized gains from investment transactions	1,032,132
Net unrealized appreciation from investments	66,072,088
Net Assets	$132,418,610
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,565,199
Net Asset Value, Offering Price and Redemption price per share	$23.79

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$1,195,577
Total Investment Income	1,195,577
Expenses:
Investment adviser	499,982
Administration and accounting	54,884
Chief compliance officer	5,936
Custodian	8,873
Shareholder servicing	1,412
Transfer agency	17,048
Trustee	3,762
Other	23,672
Total expenses	615,569
Net Expenses	615,569
Net Investment Income	580,008
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	580,286
Change in unrealized appreciation/depreciation from investments	(219,446)
Net realized/unrealized gains (losses) from investments	360,840
Change in Net Assets Resulting from Operations	$940,848

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$580,008	$1,294,849
Net realized gains from investment transactions	580,286	6,837,726
Change in unrealized appreciation/depreciation from investments	(219,446)	15,897,512
Change in Net Assets Resulting from Operations	940,848	24,030,087
Dividends:
Net investment income	—	(1,291,316)
Net realized gains from investment transactions	—	(2,118,848)
Change in Net Assets Resulting from Shareholder Dividends	—	(3,410,164)
Capital Share Transactions:
Proceeds from shares issued	635,931	3,018,404
Dividends reinvested	—	2,546,279
Cost of shares redeemed	(3,164,407)	(5,651,405)
Cost of in-kind shares redeemed(a)	—	(5,350,555)
Change in Net Assets Resulting from Capital Share Transactions	(2,528,476)	(5,437,277)
Change in Net Assets	(1,587,628)	15,182,646
Net Assets:
Beginning of period	134,006,238	118,823,592
End of period	$132,418,610	$134,006,238
Share Transactions:
Issued	26,572	139,831
Reinvested	—	107,802
Redeemed	(132,748)	(260,095)
Redeemed in-kind(a)	—	(231,726)
Change in shares	(106,176)	(244,188)
Accumulated undistributed net investment income	$583,540	$3,532

Amounts designated as “—” are $0 or have been rounded to $0.

(a)      See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$23.63		$20.09	$19.70		$20.66	$19.67	$16.85

Investment Activities:
Operations:
Net investment income	0.10		0.23	0.16		0.23	0.19	0.19
Net realized and unrealized gains from investment transactions	0.06		3.92	1.58		0.27	1.38	2.81
Total from investment activities	0.16		4.15	1.74		0.50	1.57	3.00
Dividends:
Net investment income	—		(0.23)	(0.20)		(0.24)	(0.19)	(0.18)
Net realized gains from investments	—		(0.38)	(1.15)		(1.22)	(0.39)	—
Total dividends	—		(0.61)	(1.35)		(1.46)	(0.58)	(0.18)

Net Asset Value, End of Period	$23.79		$23.63	$20.09		$19.70	$20.66	$19.67

Total Return	0.68	%(a)	20.67%	8.82	%(a)	2.59%	8.01%	17.84%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$132,419		$134,006	$118,824		$110,831	$110,664	$98,408
Ratio of net expenses to average net assets	0.92	%(b)	0.93%	0.96	%(b)	0.95%	0.94%	0.94%
Ratio of net investment income to average net assets	0.87	%(b)	1.02%	1.01	%(b)	1.14%	0.96%	1.05%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	0.92	%(b)	0.93%	0.96	%(b)	0.96%	0.95%	0.96%
Portfolio turnover rate	1.07	%(a)	9.00%	6.65	%(a)	18.04%	19.49%	6.29%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods ending March 31, 2014 through December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Consumer Discretionary (14.1%)
Dollar General Corp.	11,275	1,111,715
Dunkin’ Brands Group, Inc.	9,500	656,165
Expedia, Inc.	5,000	600,950
Hasbro, Inc.	6,125	565,399
Hyatt Hotels Corp., Class A	15,850	1,222,828
Omnicom Group, Inc.	10,000	762,700
O’Reilly Automotive, Inc. (a)	2,750	752,318
Polaris Industries, Inc.	5,125	626,172
Ross Stores, Inc.	14,125	1,197,093
Service Corp. International	18,000	644,220
Williams Sonoma, Inc.	10,625	652,163
		8,791,723
Consumer Staples (6.1%)
Brown-Forman Corp., Class B	11,037	540,923
Church & Dwight Co., Inc.	19,400	1,031,304
McCormick & Co., Inc.	4,125	478,871
The Clorox Co.	7,500	1,014,375
The Hershey Co.	7,675	714,236
		3,779,709
Energy (4.1%)
Apache Corp.	21,850	1,021,488
Dril-Quip, Inc. (a)	12,300	632,219
Helmerich & Payne, Inc.	7,025	447,914
Technipfmc PLC	14,175	449,915
		2,551,536
Financials (16.1%)
American Financial Group, Inc.	6,000	643,980
Brown & Brown, Inc.	24,000	665,520
Commerce Bancshares, Inc.	14,900	964,179
Discover Financial Services	11,225	790,352
East West Bancorp, Inc.	9,700	632,440
Eaton Vance Corp.	11,425	596,271
FactSet Research Systems, Inc.	5,950	1,178,694
M&T Bank Corp.	4,900	833,735
Northern Trust Corp.	11,000	1,131,789
SEI Investments Co.	10,500	656,460
Signature Bank (a)	6,000	767,280
T. Rowe Price Group, Inc.	5,650	655,909
W. R. Berkley Corp.	8,295	600,641
		10,117,250
Health Care (13.1%)
Agilent Technologies, Inc.	10,000	618,400
Cerner Corp. (a)	7,775	464,867
Dentsply Sirona, Inc.	10,200	446,454
Henry Schein, Inc. (a)	8,575	622,888
Laboratory Corp. of America Holdings (a)	4,000	718,120
Mettler-Toledo International, Inc. (a)	850	491,836
PerkinElmer, Inc.	7,975	584,009
ResMed, Inc.	6,500	673,270
STERIS PLC	8,000	840,081
The Cooper Companies, Inc.	3,425	806,416
Varian Medical Systems, Inc. (a)	4,350	494,682
Waters Corp. (a)	4,075	788,879
Zimmer Biomet Holdings, Inc.	5,450	607,348
		8,157,250
Industrials (14.6%)
AMETEK, Inc.	12,775	921,843
Donaldson Co., Inc.	20,650	931,728
Expeditors International of Washington, Inc.	6,800	497,080
Hubbell, Inc.	7,525	795,694
IDEX Corp.	4,200	573,216
Kansas City Southern	5,950	630,462
Lincoln Electric Holdings, Inc.	6,925	607,738
Nordson Corp.	7,800	1,001,597
Roper Technologies, Inc.	2,325	641,491
Sensata Technologies Holding PLC (a)	11,375	541,223
The Middleby Corp. (a)	5,000	522,100
Verisk Analytics, Inc. (a)	5,850	629,694
Wabtec Corp.	8,300	818,214
		9,112,080
Information Technology (14.6%)
Akamai Technologies, Inc. (a)	8,900	651,747
Amdocs Ltd.	11,375	752,911
Amphenol Corp., Class A	9,400	819,210
ANSYS, Inc. (a)	3,800	661,884
Aspen Technology, Inc. (a)	6,600	612,084
Check Point Software Technologies Ltd. (a)	5,950	581,196
Citrix Systems, Inc. (a)	6,425	673,597
F5 Networks, Inc. (a)	7,000	1,207,150
Fiserv, Inc. (a)	8,300	614,947
IPG Photonics Corp. (a)	2,600	573,638
Juniper Networks, Inc.	20,625	565,538
Paychex, Inc.	20,200	1,380,669
		9,094,571
Materials (6.9%)
AptarGroup, Inc.	10,400	971,152
Avery Dennison Corp.	9,000	918,900
Ball Corp.	14,350	510,143
International Flavors & Fragrances, Inc.	6,925	858,423
RPM International, Inc.	17,675	1,030,806
		4,289,424
Real Estate (5.4%)
Digital Realty Trust, Inc.	5,425	605,322
Host Hotels & Resorts, Inc.	31,050	654,224
Jones Lang LaSalle, Inc.	4,500	746,955
Lamar Advertising Co., Class A	8,600	587,466
Realty Income Corp.	14,850	798,781
		3,392,748
Utilities (3.9%)
American Water Works Co., Inc.	5,900	503,742
Consolidated Edison, Inc.	6,600	514,668
Eversource Energy	13,700	802,957
ONE Gas, Inc.	7,925	592,315
		2,413,682

TOTAL COMMON STOCKS (Cost $38,874,739)		61,699,973

INVESTMENT COMPANIES (1.1%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(b)	685,038	685,038
TOTAL INVESTMENT COMPANIES (Cost $685,038)		685,038

Total Investments (Cost $39,559,777) — 100.0%(c)		62,385,011
Liabilities in excess of other assets — 0.0%		(2,834)
NET ASSETS — 100.0%		$62,382,177

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2018.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $39,559,777)	$62,385,011
Dividends receivable	40,563
Receivable for tax reclaims	539
Prepaid expenses	7,171
Total Assets	62,433,284
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	39,562
Administration and accounting	4,184
Chief compliance officer	428
Custodian	732
Shareholder servicing fees	753
Transfer agent	3,207
Trustee	286
Other	1,955
Total Liabilities	51,107
Net Assets	$62,382,177
Composition of Net Assets:
Capital	$36,760,849
Accumulated undistributed net investment income	158,883
Accumulated net realized gains from investment transactions	2,637,211
Net unrealized appreciation from investments	22,825,234
Net Assets	$62,382,177
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,529,227
Net Asset Value, Offering Price and Redemption price per share	$17.68

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$466,283
Total Investment Income	466,283
Expenses:
Investment adviser	230,592
Administration and accounting	25,662
Chief compliance officer	2,768
Custodian	4,112
Shareholder servicing	2,949
Transfer agency	17,048
Trustee	1,753
Other	14,723
Recoupment of prior expenses reimbursed by the investment adviser	7,793
Total expenses	307,400
Net Expenses	307,400
Net Investment Income	158,883
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,805,828
Change in unrealized appreciation/depreciation from investments	(495,770)
Net realized/unrealized gains (losses) from investments	1,310,058
Change in Net Assets Resulting from Operations	$1,468,941

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$158,883	$254,744
Net realized gains from investment transactions	1,805,828	3,948,758
Change in unrealized appreciation/depreciation from investments	(495,770)	6,095,730
Change in Net Assets Resulting from Operations	1,468,941	10,299,232
Dividends:
Net investment income	—	(271,407)
Net realized gains from investment transactions	—	(3,587,314)
Change in Net Assets Resulting from Shareholder Dividends	—	(3,858,721)
Capital Share Transactions:
Proceeds from shares issued	825,015	3,134,848
Dividends reinvested	—	3,284,122
Cost of shares redeemed	(1,459,693)	(1,806,705)
Change in Net Assets Resulting from Capital Share Transactions	(634,678)	4,612,265
Change in Net Assets	834,263	11,052,776
Net Assets:
Beginning of period	61,547,914	50,495,138
End of period	$62,382,177	$61,547,914
Share Transactions:
Issued	46,700	190,996
Reinvested	—	191,942
Redeemed	(83,724)	(107,853)
Change in shares	(37,024)	275,085
Accumulated undistributed net investment income	$158,883	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$17.26		$15.34	$15.29		$16.12	$15.03	$13.08

Investment Activities:
Operations:
Net investment income	0.05		0.08	0.12		0.09	0.05	0.04
Net realized and unrealized gains from investment transactions	0.37		2.98	1.01		0.05	1.82	2.30
Total from investment activities	0.42		3.06	1.13		0.14	1.87	2.34
Dividends:
Net investment income	—		(0.08)	(0.13)		(0.09)	(0.05)	(0.04)
Net realized gains from investments	—		(1.06)	(0.95)		(0.88)	(0.73)	(0.35)
Total dividends	—		(1.14)	(1.08)		(0.97)	(0.78)	(0.39)

Net Asset Value, End of Period	$17.68		$17.26	$15.34		$15.29	$16.12	$15.03
Total Return	2.43	%(a)	20.01%	7.29	%(a)	1.07%	12.65%	18.02%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$62,382		$61,548	$50,495		$47,941	$47,682	$41,793
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.52	%(b)	0.46%	0.99	%(b)	0.58%	0.34%	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.00	%(b)	0.98%	1.02	%(b)	1.03%	1.02%	1.01%
Portfolio turnover rate	9.11	%(a)	23.22%	14.53	%(a)	21.02%	15.76%	16.09%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.0%)
Consumer Discretionary (12.4%)
Big Lots, Inc.	14,900	622,522
Brinker International, Inc.	12,600	599,760
Cheesecake Factory, Inc.	16,500	908,490
Choice Hotels International, Inc.	11,500	869,400
Dorman Products, Inc. (a)	10,200	696,762
Dunkin’ Brands Group, Inc.	8,200	566,374
Interpublic Group of Cos., Inc.	25,000	586,000
Nordstrom, Inc.	12,000	621,360
Polaris Industries, Inc.	4,500	549,810
Service Corp. International	27,675	990,488
Texas Roadhouse, Inc.	11,600	759,916
Tiffany & Co.	6,000	789,600
Williams Sonoma, Inc.	10,275	630,680
		9,191,162
Consumer Staples (3.9%)
Church & Dwight Co., Inc.	22,100	1,174,836
Flowers Foods, Inc.	36,700	764,461
Lancaster Colony Corp.	3,975	550,220
Tootsie Roll Industries, Inc.	13,200	407,220
		2,896,737
Energy (3.9%)
Apache Corp.	15,600	729,300
Dril-Quip, Inc. (a)	12,900	663,060
Helmerich & Payne, Inc.	13,000	828,880
National Oilwell Varco, Inc.	15,100	655,340
		2,876,580
Financials (17.1%)
American Financial Group, Inc.	7,300	783,509
Bank of Hawaii Corp.	10,300	859,226
Brown & Brown, Inc.	29,500	818,035
Cincinnati Financial Corp.	8,250	551,595
Cohen & Steers, Inc.	12,900	538,059
Commerce Bancshares, Inc.	12,640	817,934
CVB Financial Corp.	22,400	502,208
East West Bancorp, Inc.	11,200	730,240
Eaton Vance Corp.	14,500	756,755
Everest Re Group Ltd.	2,700	622,296
FactSet Research Systems, Inc.	4,800	950,880
SEI Investments Co.	12,400	775,248
Signature Bank (a)	8,800	1,125,344
SVB Financial Group (a)	2,300	664,148
Texas Capital Bancshares, Inc. (a)	5,825	532,988
UMB Financial Corp.	11,600	884,268
W. R. Berkley Corp.	9,200	666,172
		12,578,905
Health Care (12.4%)
Chemed Corp.	2,875	925,204
Dentsply Sirona, Inc.	13,100	573,387
Henry Schein, Inc. (a)	7,400	537,536
Masimo Corp. (a)	10,300	1,005,794
Mettler-Toledo International, Inc. (a)	1,050	607,562
PerkinElmer, Inc.	12,300	900,729
ResMed, Inc.	9,600	994,368
STERIS PLC	7,900	829,579
The Cooper Companies, Inc.	3,700	871,165
Varian Medical Systems, Inc. (a)	6,700	761,924
Waters Corp. (a)	6,100	1,180,899
		9,188,147
Industrials (16.7%)
Applied Industrial Technologies, Inc.	14,200	996,130
C.H. Robinson Worldwide, Inc.	7,725	646,274
Donaldson Co., Inc.	24,500	1,105,439
Expeditors International of Washington, Inc.	14,400	1,052,640
Franklin Electric Co., Inc.	9,100	410,410
Hexcel Corp.	8,000	531,040
Hubbell, Inc.	8,325	880,286
IDEX Corp.	4,900	668,752
Kansas City Southern	5,100	540,396
Lincoln Electric Holdings, Inc.	10,000	877,600
Nordson Corp.	8,500	1,091,485
Sensata Technologies Holding PLC (a)	15,400	732,732
The Middleby Corp. (a)	5,300	553,426
UniFirst Corp.	4,200	742,980
Valmont Industries, Inc.	4,100	618,075
Wabtec Corp.	9,150	902,007
		12,349,672
Information Technology (15.4%)
Akamai Technologies, Inc. (a)	13,200	966,636
Amdocs Ltd.	14,400	953,136
ANSYS, Inc. (a)	5,900	1,027,662
Aspen Technology, Inc. (a)	11,450	1,061,873
Coherent, Inc. (a)	2,500	391,050
F5 Networks, Inc. (a)	8,300	1,431,335
InterDigital, Inc.	6,100	493,490
IPG Photonics Corp. (a)	4,200	926,646
Jack Henry & Associates, Inc.	6,425	837,563
Juniper Networks, Inc.	27,500	754,050
NetApp, Inc.	4,825	378,907
NETGEAR, Inc. (a)	12,800	800,000
Tech Data Corp. (a)	7,650	628,218
Teradata Corp. (a)	17,800	714,670
		11,365,236
Materials (6.0%)
AptarGroup, Inc.	11,400	1,064,532
Avery Dennison Corp.	7,700	786,170
International Flavors & Fragrances, Inc.	6,500	805,740
RPM International, Inc.	21,100	1,230,552
Silgan Holdings, Inc.	20,300	544,649
		4,431,643
Real Estate (7.1%)
American Campus Communities, Inc.	7,925	339,824
Camden Property Trust	8,300	756,379
CoreSite Realty Corp.	9,600	1,063,872
CubeSmart	20,200	650,844
Jones Lang LaSalle, Inc.	5,200	863,148
Lamar Advertising Co., Class A	11,200	765,072
Ryman Hospitality Properties, Inc.	9,600	798,240
		5,237,379
Utilities (4.1%)
American States Water Co.	9,700	554,452
Atmos Energy Corp.	9,100	820,274
New Jersey Resources Corp.	15,900	711,525
ONE Gas, Inc.	12,500	934,250
		3,020,501

TOTAL COMMON STOCKS (Cost $64,947,963)		73,135,962

INVESTMENT COMPANIES (1.0%)
JPMorgan U.S. Government Money Market
Fund, Capital Shares, 1.83%(b)	747,983	747,983
TOTAL INVESTMENT COMPANIES (Cost $747,983)		747,983

Total Investments (Cost $65,695,946) — 100.0%(c)		73,883,945
Liabilities in excess of other assets — 0.0%		(35,193)
NET ASSETS — 100.0%		$73,848,752

(a)         Non-income producing security.

(b)         Rate disclosed is the seven day yield as of June 30, 2018.

(c)          See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $65,695,946)	$73,883,945
Dividends receivable	64,376
Receivable for capital shares issued	61,298
Prepaid expenses	6,958
Total Assets	74,016,577
Liabilities:
Payable for capital shares redeemed	130,169
Accrued expenses and other liabilities:
Investment adviser	31,649
Administration and accounting	2,850
Chief compliance officer	146
Custodian	244
Shareholder servicing fees	4
Transfer agent	2,021
Trustee	98
Other	644
Total Liabilities	167,825
Net Assets	$73,848,752
Composition of Net Assets:
Capital	$64,983,116
Accumulated undistributed net investment income	278,931
Accumulated net realized gains from investment transactions	398,706
Net unrealized appreciation from investments	8,187,999
Net Assets	$73,848,752
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,502,796
Net Asset Value, Offering Price and Redemption price per share	$16.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$539,910
Total Investment Income	539,910
Expenses:
Investment adviser	260,619
Administration and accounting	28,717
Chief compliance officer	3,064
Custodian	4,611
Transfer agency	16,749
Trustee	1,903
Other	21,281
Total expenses before fee reductions	336,944
Fees contractually reduced by the investment adviser	(75,965)
Net Expenses	260,979
Net Investment Income	278,931
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	230,871
Change in unrealized appreciation/depreciation from investments	1,690,174
Net realized/unrealized gains (losses) from investments	1,921,045
Change in Net Assets Resulting from Operations	$2,199,976

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$278,931	$253,128
Net realized gains from investment transactions	230,871	511,700
Change in unrealized appreciation/depreciation from investments	1,690,174	5,147,292
Change in Net Assets Resulting from Operations	2,199,976	5,912,120
Dividends:
Net investment income	—	(261,257)
Net realized gains from investment transactions	—	(327,372)
Change in Net Assets Resulting from Shareholder Dividends	—	(588,629)
Capital Share Transactions:
Proceeds from shares issued	17,831,910	49,339,156
Dividends reinvested	—	574,905
Cost of shares redeemed	(2,625,747)	(5,305,384)
Change in Net Assets Resulting from Capital Share Transactions	15,206,163	44,608,677
Change in Net Assets	17,406,139	49,932,168
Net Assets:
Beginning of period	56,442,613	6,510,445
End of period	$73,848,752	$56,442,613
Share Transactions:
Issued	1,089,369	3,417,299
Reinvested	—	36,806
Redeemed	(161,761)	(361,781)
Change in shares	927,608	3,092,324
Accumulated undistributed net investment income	$278,931	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year		For the year	For the year
	For the six		ended	ended		ended		ended	ended
	months ended		December 31,	December 31,		March 31,		March 31,	March 31,
	June 30, 2018		2017	2016		2016		2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$15.79		$13.48	$12.49		$13.72		$13.49	$12.05

Investment Activities:
Operations:
Net investment income/(loss)	0.06		0.07	0.13		0.06		0.01	(0.01)
Net realized and unrealized gains (losses) from investment transactions	0.55		2.41	1.72		(0.41)		0.97	2.40
Total from investment activities	0.61		2.48	1.85		(0.35)		0.98	2.39
Dividends:
Net investment income	—		(0.08)	(0.15)		(0.04)		—	—
Net realized gains from investments	—		(0.09)	(0.71)		(0.84)		(0.75)	(0.95)
Total dividends	—		(0.17)	(0.86)		(0.88)		(0.75)	(0.95)

Net Asset Value, End of Period	$16.40		$15.79	$13.48		$12.49		$13.72	$13.49

Total Return	3.86	%(a)	18.39%	14.67	%(a)	(2.34)%		7.69%	20.05%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$73,849		$56,443	$6,510		$5,589		$5,386	$4,808
Ratio of net expenses to average net assets	0.75	%(b)	0.75%	0.75	%(b)	0.79	%(c)	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets	0.80	%(b)	0.85%	1.31	%(b)	0.49%		0.09%	(0.06)%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	0.97	%(b)	1.04%	1.61	%(b)	1.73%		1.73%	1.59%
Portfolio turnover rate	8.03	%(a)	37.44%	22.69	%(a)	50.15%		33.07%	35.97%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          The net expense ratio shown for the period presented represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to that date.

(d)         During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.3%)
Consumer Discretionary (10.8%)
Big Lots, Inc.	63,500	2,653,030
Brinker International, Inc.	48,000	2,284,800
Cheesecake Factory, Inc.	61,500	3,386,190
Choice Hotels International, Inc.	65,800	4,974,481
Dorman Products, Inc. (a)	51,075	3,488,933
Dunkin’ Brands Group, Inc.	32,375	2,236,141
Gentherm, Inc. (a)	42,600	1,674,180
Monro Muffler Brake, Inc.	52,200	3,032,820
Texas Roadhouse, Inc.	64,300	4,212,293
Williams Sonoma, Inc.	54,400	3,339,072
		31,281,940
Consumer Staples (4.4%)
Flowers Foods, Inc.	143,700	2,993,271
Lancaster Colony Corp.	21,400	2,962,188
Sanderson Farms, Inc.	11,500	1,209,225
The Boston Beer Co., Inc., Class A (a)	13,300	3,986,010
Tootsie Roll Industries, Inc.	50,612	1,561,380
		12,712,074
Energy (2.8%)
Dril-Quip, Inc. (a)	41,500	2,133,100
Forum Energy Technologies, Inc. (a)	164,000	2,025,400
Natural Gas Services Group, Inc. (a)	49,600	1,170,560
Oceaneering International, Inc.	49,000	1,247,540
RPC, Inc.	105,200	1,532,764
		8,109,364
Financials (18.2%)
1st Source Corp.	52,400	2,799,732
Artisan Partners Asset Management, Inc., Class A	59,300	1,787,895
Bank of Hawaii Corp.	54,050	4,508,850
Bridge BanCorp, Inc.	40,100	1,441,595
Bryn Mawr Bank Corp.	20,000	926,000
Camden National Corp.	39,700	1,814,687
Cohen & Steers, Inc.	64,000	2,669,440
Commerce Bancshares, Inc.	58,525	3,787,153
CVB Financial Corp.	91,100	2,042,462
Eaton Vance Corp.	81,600	4,258,704
German American BanCorp	39,900	1,430,415
Horace Mann Educators Corp.	39,400	1,757,240
Independent Bank Corp.	29,000	2,273,600
Lakeland Financial Corp.	47,575	2,292,639
Morningstar, Inc.	42,650	5,469,863
Texas Capital Bancshares, Inc. (a)	27,400	2,507,100
Tompkins Financial Corp.	35,700	3,065,916
UMB Financial Corp.	54,100	4,124,043
Washington Federal, Inc.	71,600	2,341,320
Washington Trust BanCorp, Inc.	26,900	1,562,890
		52,861,544
Health Care (16.0%)
Anika Therapeutics, Inc. (a)	45,100	1,443,200
Atrion Corp.	2,700	1,618,380
Bio-Techne Corp.	30,850	4,564,258
Bruker Corp.	137,400	3,990,096
Charles River Laboratories International, Inc. (a)	36,100	4,052,586
Chemed Corp.	17,300	5,567,313
CorVel Corp. (a)	25,300	1,366,200
Ensign Group, Inc.	80,900	2,897,838
Globus Medical, Inc., Class A (a)	67,000	3,380,820
Haemonetics Corp. (a)	46,300	4,152,184
Hill-Rom Holdings, Inc.	42,700	3,729,418
Masimo Corp. (a)	55,600	5,429,340
U.S. Physical Therapy, Inc.	42,400	4,070,400
		46,262,033
Industrials (16.1%)
Applied Industrial Technologies, Inc.	61,900	4,342,285
Donaldson Co., Inc.	106,200	4,791,743
Forward Air Corp.	50,700	2,995,356
Franklin Electric Co., Inc.	93,550	4,219,105
Herman Miller, Inc.	76,000	2,576,400
Hub Group, Inc., Class A (a)	85,500	4,257,900
Kadant, Inc.	28,900	2,778,735
Landstar System, Inc.	37,350	4,078,620
Lincoln Electric Holdings, Inc.	48,400	4,247,584
Tennant Co.	32,500	2,567,500
UniFirst Corp.	25,100	4,440,190
Valmont Industries, Inc.	16,650	2,509,988
Watts Water Technologies, Inc., Class A	35,800	2,806,720
		46,612,126
Information Technology (16.4%)
Aspen Technology, Inc. (a)	52,750	4,892,035
Coherent, Inc. (a)	19,400	3,034,548
CSG Systems International, Inc.	53,000	2,166,110
ExlService Holdings, Inc. (a)	43,500	2,462,535
InterDigital, Inc.	46,500	3,761,850
Manhattan Associates, Inc. (a)	62,400	2,933,424
NETGEAR, Inc. (a)	79,600	4,975,000
NIC, Inc.	246,700	3,836,185
Plantronics, Inc.	41,700	3,179,625
Power Integrations, Inc.	39,700	2,900,085
Syntel, Inc. (a)	110,475	3,545,143
Tech Data Corp. (a)	44,600	3,662,552
Teradata Corp. (a)	107,000	4,296,049
WEX, Inc. (a)	10,700	2,038,136
		47,683,277
Materials (5.4%)
AptarGroup, Inc.	52,600	4,911,788
Bemis Co., Inc.	70,000	2,954,700
Minerals Technologies, Inc.	36,000	2,712,600
Quaker Chemical Corp.	13,800	2,137,206
Silgan Holdings, Inc.	103,900	2,787,637
		15,503,931
Real Estate (4.7%)
CoreSite Realty Corp.	38,900	4,310,898
CubeSmart	98,500	3,173,670
Highwoods Properties, Inc.	48,700	2,470,551
Ryman Hospitality Properties, Inc.	44,150	3,671,073
		13,626,192
Utilities (4.5%)
American States Water Co.	34,600	1,977,736
Hawaiian Electric Industries, Inc.	72,600	2,490,180
New Jersey Resources Corp.	77,300	3,459,175
ONE Gas, Inc.	67,600	5,052,424
		12,979,515

TOTAL COMMON STOCKS (Cost $196,972,276)		287,631,996

INVESTMENT COMPANIES (0.7%)

JPMorgan U.S. Government Money Market
Fund, Capital Shares, 1.83%(b)	1,895,610	1,895,610
TOTAL INVESTMENT COMPANIES (Cost $1,895,610)		1,895,610

Total Investments (Cost $198,867,886) — 100.0%(c)		289,527,606
Other assets in excess of liabilities — 0.0%		60,215
NET ASSETS — 100.0%		$289,587,821

(a)   Non-income producing security.

(b)   Rate disclosed is the seven day yield as of June 30, 2018.

(c)   See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $198,867,886)	$289,527,606
Dividends receivable	231,341
Receivable for capital shares issued	148,568
Prepaid expenses	10,639
Total Assets	289,918,154
Liabilities:
Payable for capital shares redeemed	36,342
Accrued expenses and other liabilities:
Investment adviser	159,280
Administration and accounting	26,765
Chief compliance officer	3,083
Custodian	5,133
Shareholder servicing fees	76,232
Transfer agent	4,915
Trustee	2,059
Other	16,524
Total Liabilities	330,333
Net Assets	$289,587,821
Composition of Net Assets:
Capital	$170,559,472
Accumulated undistributed net investment income	1,096,049
Accumulated net realized gains from investment transactions	27,272,580
Net unrealized appreciation from investments	90,659,720
Net Assets	$289,587,821
Shares outstanding (par value $0.01, unlimited number of shares authorized)	18,697,085
Net Asset Value, Offering Price and Redemption price per share	$15.49

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$2,376,873
Total Investment Income	2,376,873
Expenses:
Investment adviser	1,103,557
Administration and accounting	126,728
Chief compliance officer	14,195
Custodian	19,925
Shareholder servicing	293,286
Transfer agency	20,319
Trustee	9,177
Other	68,198
Total expenses before fee reductions	1,655,385
Fees contractually reduced by the investment adviser	(186,066)
Net Expenses	1,469,319
Net Investment Income	907,554
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	27,754,157
Change in unrealized appreciation/depreciation from investments	(10,898,133)
Net realized/unrealized gains (losses) from investments	16,856,024
Change in Net Assets Resulting from Operations	$17,763,578

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$907,554	$1,583,070
Net realized gains from investment transactions	27,754,157	16,055,505
Change in unrealized appreciation/depreciation from investments	(10,898,133)	22,621,553
Change in Net Assets Resulting from Operations	17,763,578	40,260,128
Dividends:
Net investment income	—	(1,854,467)
Net realized gains from investment transactions	—	(28,816,187)
Change in Net Assets Resulting from Shareholder Dividends	—	(30,670,654)
Capital Share Transactions:
Proceeds from shares issued	13,751,369	48,805,738
Dividends reinvested	—	30,030,732
Cost of shares redeemed	(108,040,066)	(49,906,454)
Change in Net Assets Resulting from Capital Share Transactions	(94,288,697)	28,930,016
Change in Net Assets	(76,525,119)	38,519,490
Net Assets:
Beginning of period	366,112,940	327,593,450
End of period	$289,587,821	$366,112,940
Share Transactions:
Issued	911,475	3,318,058
Reinvested	—	2,056,899
Redeemed	(7,073,925)	(3,373,765)
Change in shares	(6,162,450)	2,001,192
Accumulated undistributed net investment income	$1,096,049	$188,495

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$14.73		$14.33	$12.74		$15.20	$15.73	$14.25

Investment Activities:
Operations:
Net investment income	0.05		0.07	0.12		0.06	0.03	—
Net realized and unrealized gains (losses) from investment transactions	0.71		1.67	1.92		(0.25)	0.51	2.66
Total from investment activities	0.76		1.74	2.04		(0.19)	0.54	2.66
Dividends:
Net investment income	—		(0.08)	(0.14)		(0.06)	(0.01)	—
Net realized gains from investments	—		(1.26)	(0.31)		(2.21)	(1.06)	(1.18)
Total dividends	—		(1.34)	(0.45)		(2.27)	(1.07)	(1.18)

Net Asset Value, End of Period	$15.49		$14.73	$14.33		$12.74	$15.20	$15.73

Total Return	5.16	%(a)	12.26%	15.94	%(a)	(0.52)%	3.81%	18.74%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$289,588		$366,113	$327,593		$338,656	$439,681	$536,292
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.62	%(b)	0.46%	1.21	%(b)	0.44%	0.17%	0.02%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.13	%(b)	1.02%	1.06	%(b)	1.08%	1.05%	1.07%
Portfolio turnover rate	11.56	%(a)	23.78%	51.92	%(a)	37.42%	28.62%	34.50%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

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Environmental, Social, and Governance Research and Engagement Update

(Unaudited)

Report reflects engagement activities of the Adviser including engagements on behalf of the Funds. Companies engaged on behalf of the Funds and their shareholders are highlighted.

The 2018 proxy season began inauspiciously for investors that file resolutions in company proxy statements for a shareholder vote at annual general meetings. Last November, the Securities and Exchange Commission (SEC) issued a Staff Legal Bulletin that appeared to make it easier for companies to prevail when they appeal to the SEC for permission to omit shareholder proposals from their proxy statements (known as “no-action” requests). While much of Walden’s impact through active ownership comes from constructive dialogues with companies over many years, sponsoring shareholder proposals remains an essential tool to influence corporate policies and practices. The good news is that thus far the SEC Bulletin appears to have been less consequential than we anticipated. But a different and unanticipated theme emerged over the season: numerous SEC decisions seemed to contradict established precedent that had favored shareholders, and “micromanagement” emerged as a main reason to omit shareholder proposals from proxy ballots on important issues such as climate change.

SHAREHOLDER RESOLUTION SUMMARY

Notwithstanding this difficult context, Walden had a successful proxy season. We withdrew a record number of our resolutions due to positive agreements reached with companies. In 2018, Walden led or co-led 21 resolutions on a variety of environmental, social, and governance (ESG) topics and co-filed 10 more resolutions led by other investors (see summary on page 31). Sixteen of the 31 resolutions were withdrawn with agreements. The average level of support for the eight shareholder resolutions that went to a vote was 25%. The two remaining proposals are pending. In a sign of the times, however, five of our proposals faced SEC no-action challenges or the threat of a no-action challenge leading us to withdraw them for tactical reasons.

Season Highlights

Our proposals at Discover Financial, Dollar General, Morningstar, and SunTrust Bank asking each to disclose publicly data that is already collected and reported annually to the Equal Employment Opportunity Commission (the EEO-1 Report) were withdrawn based on agreements. Though none committed to disclose the full EEO-1 report detailing workforce composition by gender and race across job categories, all four companies agreed to improve the disclosure of workplace diversity programs and EEO metrics. Our proposal at American Express on the gender-wage gap, led by Arjuna Capital, was withdrawn when the company pledged to report on pay differentials between male and female employees by the end of 2018. The company also committed to make compensation adjustments in line with a goal of 100% gender pay equity.

A seventh-time proposal with ConocoPhillips urging improved disclosure on lobbying activities and trade association memberships was withdrawn after the company agreed to add more information on its lobbying activities to its website, including an annual list of trade associations to which ConocoPhillips paid more than $50,000. This experience underscores our belief that persistence over many years can lead to progress.

New Obstacles

We experienced more SEC challenges this year than ever before. For the second consecutive year, Cato issued a no-action challenge at the SEC regarding Walden’s proposal to strengthen the company’s non-discrimination policy to include sexual orientation and gender identity. Though we presented a strong case in support of the proposal, we were disappointed that the SEC again ruled in favor of the company. This led us to withdraw a similar proposal at CorVel, which planned to replicate Cato’s successful challenge. In our view the Cato decision represents a departure from the SEC’s established precedent on LGBT workplace equality resolutions. Comcast also pursued a no-action request concerning our resolution asking for energy efficiency and renewable energy goals. After a similar proposal at another company was challenged and omitted by the SEC, we withdrew the proposal.

Walden is not sitting still. We have partnered with other shareholder proponents and are communicating with the SEC to gain a better understanding of its no-action process and defend shareowners’ right to engage companies on ESG issues that we believe contribute to long-term value creation.

PROXY VOTING SUMMARY

Walden’s shareholder proposals are a small subset of the range of company-and shareholder-sponsored proposals presented in company proxy statements. Walden’s voting record on these proposals diverges significantly from management recommendations. Two-thirds of the time we voted against at least one management recommendation on the ballot. Moreover, we did not support management on 83% of shareholder-sponsored resolutions, which includes virtually all environmental and social issue proposals. Importantly, however, we do not always support shareholder proposals. We vote against shareholder proponents when we disagree with the content of the resolution or because we believe the company has strong ESG performance on the issue at hand.

With respect to company-sponsored ballot items, Walden’s voting policy on board diversity accounted for the most significant departure from management recommendations. We voted against directors serving on nominating committees at 34% of US companies because women and people of color constituted less than 30% of the board of directors. Walden will determine which of these companies to engage on board diversity.

Walden has long championed the significance of proxy voting in addressing ESG risks and opportunities. We are encouraging other large investment firms to take this responsibility as seriously. Why? Because strong shareholder support at the ballot box encourages corporate decision-makers to consider and implement more sustainable business policies and practices. Simply put, proxy voting matters.

AN INDUSTRY MILESTONE

We filed our 500th shareholder resolution this season. Since 1987, we’ve withdrawn more than 40% of our resolutions after companies committed to improve policies, practices, or transparency. In the current policy environment, in which this shareholder right is under threat, we are especially proud of our record demonstrating that resolutions contribute to positive corporate change.

The equities in bold-face in the above commentary were holdings of one or more of the Boston Trust & Walden Funds during the period.

SUMMARY OF 2018 SHAREHOLDER RESOLUTIONS

Walden Focus Area	Proposal Detail	Company	Status
	Assess feasibility of setting company-wide goals for increasing energy efficiency and use of renewable energy	Comcast	Challenged/Withdrawn
Climate Change
	Adopt time-bound, quantitative, company-wide goals for reducing total greenhouse gas emissions	Emerson Electric	40% Support

	Assess impacts to business from transitioning to a “2 degree” climate change target	ExxonMobil*	Agreement Reached

Equality and Human Rights	Report a comprehensive breakdown of workforce by race and gender according to the Equal Employment Opportunity Commission’s defined job categories	Discover Financial	Agreement Reached
		Dollar General	Agreement Reached
		Morningstar	Agreement Reached
		SunTrust Bank	Agreement Reached

	Report on policies and goals to reduce the gender pay gap	American Express*	Agreement Reached
	Amend non-discrimination policy to include sexual orientation and gender identity	Cato	Challenged/Lost at SEC
		Chemed	Agreement Reached
		CorVel	Challenged/Withdrawn
		IPG Photonics	Agreement Reached
		The Ensign Group	Agreement Reached

	Report on steps the company is taking to improve board diversity	Anika Therapeutics	Agreement Reached

	Report on efforts to ensure responsible labor recruitment within the supply chain	Williams-Sonoma*	Agreement Reached

Governance	Report on plans to address business ethics concerns	Wells Fargo*	Agreement Reached

	Issue a report describing the company’s policies, performance, and improvement targets related to key ESG risks and opportunities	Brinker International	Pending
		Natural Gas Services	Agreement Reached
		Tootsie Roll	3% support

	Report on policies and procedures relating to direct and indirect lobbying, including payments used to trade associations and think tanks to influence public policy	Alphabet	9% support
		AT&T	34% support
		Chevron*	32% support
		ConocoPhillips	Agreement Reached
		ExxonMobil*	26% support
		IBM	33% support
		Oracle*	Pending
		UPS	20% support

	Review and report on proxy voting policies and practices	Cohen & Steers	Agreement Reached
		T. Rowe Price*	Challenged/Withdrawn

	Adopt policy that require the Chair of the Board to be an independent member of the board	Express Scripts*	Challenged/Withdrawn
		Johnson & Johnson*	Agreement Reached

* In order, these shareholder resolutions co-filed by Walden were led by: New York State Common Retirement Fund, Arjuna Capital, Mercy Investment Services, Sisters of St. Francis of Philadelphia, City of Philadelphia Public Employees Retirement System, United Steelworkers, Boston Common Asset Management, Zevin Asset Management, John Chevedden.

HOW WE VOTED—YEAR ENDED JUNE 30*

Company Annual Meetings (272 Total)	Shareholder-Sponsored Proposals (150 Total)

Our most significant votes “against” management on company-sponsored proposals:

•   34% against nominating committee members due to insufficient board diversity**

•   17% against directors for serving on too many boards**

•   8% against executive compensation

Shareholder-sponsored proposal topics that appeared on five or more proxy ballots:

•   Increase various shareholder rights (supported 34 of 37)

•   Improve disclosure of political contributions and lobbying (19/20)

•   Commit to an independent board chair (17/17)

•   Link executive compensation to ESG performance (6/6)

•   Set greenhouse gas emissions goals and improve climate risk disclosure (5/5)

* The charts summarize how Walden voted on company- and shareholder-sponsored proposals for companies held in our investment strategies as of June 30, 2018. The analysis utilizes model portfolios and excludes the Walden International Equity Fund.

**The percentages are based on 240 companies headquartered in the US.

The information presented should not be considered as an offer, investment advice, or a recommendation to buy or sell any particular security. The information presented has been prepared from sources and data we believe to be reliable, but we make no guarantee to its adequacy, accuracy, timeliness or completeness. Opinions expressed herein are subject to change without notice or obligation to update..

Investment Performance (Unaudited)	Walden Asset Management Fund
June 30, 2018

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Asset Management Fund(1)	0.73%	8.61%	8.68%	6.80%	5.35%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%	5.78%
Bloomberg Barclays U.S. Government/Credit Bond Index	-1.90%	-0.63%	2.29%	3.78%	4.84%
Citigroup 90-Day U.S. Treasury Bill Index	0.79%	1.33%	0.39%	0.31%	1.75%

The above chart represents a 10-year hypothetical $100,000 investment in the Walden Asset Management Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Asset Management Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Bloomberg Barclays U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Bloomberg Barclays U.S. Government/Credit Bond Index is a component of the Bloomberg Barclays U.S. Aggregate Index. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an average or an index.

Fund Net Asset Value:	$17.89
Gross Expense Ratio(1):	1.03%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

Walden Equity Fund	Investment Performance (Unaudited)
June 30, 2018

Fund Net Asset Value:	$21.99
Gross Expense Ratio(1):	1.07%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
					Since
					Inception
	Six Months	1 Year	5 Years	10 Years	(6/18/99)
Walden Equity Fund(1)	1.76%	13.09%	11.59%	8.94%	6.38%
S&P 500 Index	2.65%	14.37%	13.42%	10.17%	5.78%

The above chart represents a 10-year hypothetical $100,000 investment in the Walden Equity Fund and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Midcap Fund
June 30, 2018

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	8/1/11
Walden Midcap Fund(1)	2.26%	12.93%	11.61%	11.58%
Russell Midcap® Index	2.35%	12.33%	12.22%	12.78%

The above chart represents a hypothetical $100,000 investment in the Walden Midcap Fund from August 1, 2011 to June 30, 2018, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that tracks the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000 companies. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$17.63
Gross Expense Ratio(1):	1.01%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. Returns less than one year are not annualized. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

Walden SMID Cap Fund	Investment Performance (Unaudited)
June 30, 2018

Fund Net Asset Value:	$17.35
Gross Expense Ratio(1):	1.08%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	6/28/12
Walden SMID Cap Fund(1)	3.95%	13.48%	11.43%	13.37%
Russell 2500™ Index	5.46%	16.24%	12.29%	14.93%

The above chart represents a hypothetical $100,000 investment in the Walden SMID Cap Fund from June 28, 2012 to June 30, 2018, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden SMID Cap Fund is measured against the Russell 2500™ Index, which is an unmanaged index that tracks the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 is a subset of the Russell 3000® Index. It includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Investment Performance (Unaudited)	Walden Small Cap Fund
June 30, 2018

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
				Since
				Inception
	Six Months	1 Year	5 Years	10/24/08
Walden Small Cap Fund(1)	4.79%	13.16%	10.37%	13.96%
Russell 2000® Index	7.66%	17.57%	12.46%	15.37%

The above chart represents a hypothetical $100,000 investment in the Walden Small Cap Fund from October 24, 2008 to June 30, 2018, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and within the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

Fund Net Asset Value:	$20.34
Gross Expense Ratio(1):	1.03%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.00% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

Walden International Equity Fund	Investment Performance (Unaudited)
June 30, 2018

Fund Net Asset Value:	$11.02
Gross Expense Ratio(1):	1.31%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

(1)         The Gross Expense Ratio is from the Fund’s most recent prospectus, dated May 1, 2018. The contractual fee limit under the Fund’s expense limitation agreement is 1.15% of the Fund’s average annual net assets, subject to certain limitations as described in the Fund’s prospectus. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of June 30, 2018 can be found in the financial highlights included in this report. The investment performance may reflect fee reductions. If such fee reductions had not occurred, the quoted performance would have been lower. The contractual fee waiver continues through May 1, 2019 and may be renewed thereafter.

	For the period ended 6/30/18
	Aggregate	Average Annual Total Returns
			Since
			Inception
	Six Months	1 Year	6/9/15
Walden International Equity Fund(1)	-0.45%	6.19%	4.38%
MSCI World ex-USA Index (net)	-2.77%	7.04%	4.44%
Russell Developed ex-US Large Cap Index (net)	-2.61%	7.43%	4.67%

The above chart represents a hypothetical $1,000,000 investment in the Walden International Equity Fund from June 9, 2015 to June 30, 2018, and includes the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and the graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden International Equity Fund is measured against the MSCI World ex-USA Index and the Russell Developed ex-US Large Cap Index. The MSCI World ex-USA Index captures large- and mid-cap representation of developed markets countries, excluding the United States. The Russell Developed ex-US Large Cap Index tracks the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States. The Russell Developed ex-US Index is constructed to provide a comprehensive and unbiased barometer for this market segment and is completely reconstituted annually to accurately reflect the changes in the market over time. These indexes are unmanaged and the performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

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Schedule of Portfolio Investments	Walden Asset Management Fund
June 30, 2018

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)
COMMON STOCKS (70.7%)
Consumer Discretionary (7.4%)
Advance Auto Parts, Inc.	2,500	339,250
Autoliv, Inc.	3,000	429,660
Booking Holdings, Inc. (a)	400	810,836
Charter Communications, Inc., Class A (a)	2,445	716,898
Comcast Corp., Class A	26,000	853,060
Dollar General Corp.	9,600	946,560
McDonald’s Corp.	2,000	313,380
NIKE, Inc., Class B	18,000	1,434,240
Omnicom Group, Inc.	14,000	1,067,780
Ross Stores, Inc.	14,000	1,186,500
Starbucks Corp.	16,000	781,600
The Home Depot, Inc.	2,000	390,200
		9,269,964
Consumer Staples (6.6%)
Church & Dwight Co., Inc.	12,000	637,920
Colgate-Palmolive Co.	15,000	972,150
Costco Wholesale Corp.	9,200	1,922,616
Estee Lauder Cos., Inc.	10,000	1,426,900
PepsiCo, Inc.	11,000	1,197,570
Reckitt Benckiser Group PLC, Sponsored ADR	25,000	412,875
The Clorox Co.	7,500	1,014,375
The Hershey Co.	8,000	744,480
		8,328,886
Energy (2.8%)
Apache Corp.	22,000	1,028,500
ConocoPhillips	35,000	2,436,700
		3,465,200
Financials (13.0%)
American Express Co.	10,000	980,000
BB&T Corp.	24,000	1,210,560
Chubb Ltd.	6,000	762,120
Cincinnati Financial Corp.	15,000	1,002,900
Comerica, Inc.	9,000	818,280
Commerce Bancshares, Inc.	13,230	856,113
Discover Financial Services	13,000	915,330
JPMorgan Chase & Co.	20,000	2,084,000
Northern Trust Corp.	14,000	1,440,460
PNC Financial Services Group, Inc.	10,000	1,351,000
State Street Corp.	10,500	977,445
SunTrust Banks, Inc.	20,000	1,320,400
T. Rowe Price Group, Inc.	10,000	1,160,900
U.S. Bancorp	31,500	1,575,630
		16,455,138
Health Care (10.6%)
Becton, Dickinson & Co.	7,500	1,796,700
Danaher Corp.	10,000	986,800
Dentsply Sirona, Inc.	12,000	525,240
Henry Schein, Inc. (a)	13,000	944,320
Johnson & Johnson, Inc.	16,000	1,941,440
Medtronic PLC	10,000	856,100
Merck & Co., Inc.	15,600	946,920
Mettler-Toledo International, Inc. (a)	1,800	1,041,534
Stryker Corp.	8,000	1,350,880
UnitedHealth Group, Inc.	8,000	1,962,720
Waters Corp. (a)	5,000	967,950
		13,320,604

Industrials (8.5%)
3M Co.	8,000	1,573,760
Deere & Co.	6,500	908,700
Donaldson Co., Inc.	12,000	541,440
Emerson Electric Co.	15,100	1,044,014
Hubbell, Inc.	8,000	845,920
Illinois Tool Works, Inc.	8,000	1,108,320
Lincoln Electric Holdings, Inc.	9,000	789,840
Union Pacific Corp.	11,500	1,629,320
United Parcel Service, Inc., Class B	10,000	1,062,300
W.W. Grainger, Inc.	4,000	1,233,600
		10,737,214
Information Technology (17.4%)
Accenture PLC, Class A	12,500	2,044,875
Alphabet, Inc., Class A (a)	1,000	1,129,190
Alphabet, Inc., Class C (a)	2,400	2,677,560
Apple, Inc.	20,500	3,794,755
Automatic Data Processing, Inc.	13,800	1,851,132
Cisco Systems, Inc.	39,000	1,678,170
Cognizant Technology Solutions Corp.,
Class A	10,000	789,900
Microsoft Corp.	36,000	3,549,960
Oracle Corp.	39,000	1,718,340
TE Connectivity Ltd.	8,000	720,480
Visa, Inc., Class A	15,000	1,986,750
		21,941,112
Materials (2.6%)
AptarGroup, Inc.	11,000	1,027,180
PPG Industries, Inc.	12,000	1,244,760
Praxair, Inc.	6,000	948,900
		3,220,840
Utilities (1.8%)
Consolidated Edison, Inc.	14,000	1,091,720
Eversource Energy	19,000	1,113,590
		2,205,310

TOTAL COMMON STOCKS (Cost $49,148,725)		88,944,268

CERTIFICATE OF DEPOSIT (0.1%)

Certificate of Deposit (0.1%) Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	98,860

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		98,860

CORPORATE BONDS (2.9%)

Consumer Discretionary (0.4%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	200,000
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	314,129
		514,129

Consumer Staples (0.1%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	151,352

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	275,876
KFW, 1.88%, 11/30/20	250,000	245,024

See Notes to Financial Statements

	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

CORPORATE BONDS, CONTINUED
Financials, continued
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	256,413
North American Development Bank, 4.38%, 2/11/20	100,000	102,308
		879,621
Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	94,784
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	239,695
Merck & Co., Inc., 3.88%, 1/15/21, Callable 10/15/20 @ 100	150,000	152,955
		487,434
Industrials (0.3%)
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	194,188
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	138,861
Hubbell, Inc., 3.63%, 11/15/22	75,000	75,435
		408,484
Information Technology (1.0%)
Apple, Inc., 2.85%, 5/6/21	350,000	349,303
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	147,755
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	190,320
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	297,463
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	266,291
		1,251,132

TOTAL CORPORATE BONDS (Cost $3,777,304)		3,692,152

MUNICIPAL BONDS (0.4%)

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	182,558

Wisconsin (0.3%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	261,670

TOTAL MUNICIPAL BONDS (Cost $440,885)		444,228

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (23.0%)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	248,244
2.75%, 7/16/27	250,000	240,684
2.85%, 3/2/28	750,000	724,116
5.38%, 11/10/20	250,000	265,485
		1,478,529
Federal Home Loan Bank
1.88%, 11/29/21	1,000,000	973,403
2.13%, 3/10/23	1,000,000	971,567
2.50%, 3/11/22	200,000	198,025
2.88%, 6/14/24	1,000,000	997,626
2.88%, 9/13/24	1,000,000	998,315
3.25%, 6/9/23	850,000	866,018
5.25%, 8/15/22	1,000,000	1,094,004
5.50%, 7/15/36	700,000	915,124
		7,014,082
Federal Home Loan Mortgage Corp.
2.38%, 1/13/22	5,750,000	5,677,388

Federal National Mortgage Association
1.38%, 2/26/21	150,000	145,203
1.88%, 4/5/22	1,000,000	970,004
1.88%, 9/24/26	1,000,000	914,143
2.13%, 4/24/26	1,250,000	1,171,573
2.63%, 9/6/24	3,250,000	3,198,585
		6,399,508
Government National Mortgage Association
4.00%, 9/15/40	38,357	39,522
4.00%, 9/15/41	168,485	173,559
6.50%, 5/15/32	8,073	8,909
		221,990
Housing & Urban Development
2.70%, 8/1/22	491,000	484,507

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	277,873	278,996
1.25%, 7/15/20	861,518	875,780
		1,154,776
U.S. Treasury Note
1.88%, 1/31/22	1,500,000	1,459,453
2.75%, 11/15/23	1,500,000	1,499,707
2.75%, 2/28/25	3,500,000	3,488,037
		6,447,197
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,384,066)		28,877,977

INVESTMENT COMPANIES (2.7%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(c)	3,364,708	3,364,708
TOTAL INVESTMENT COMPANIES (Cost $3,364,708)		3,364,708

Total Investments (Cost $86,215,688) — 99.8%(d)		125,422,193
Other assets in excess of liabilities — 0.2%		278,853
NET ASSETS — 100.0%		$125,701,046

(a)      Non-income producing security.

(b)      This security has been deemed illiquid and represents 0.08% of the Fund’s net assets.

(c)       Rate disclosed is the seven day yield as of June 30, 2018.

(d)      See Federal Tax Information listed in the Notes to the Financial Statements.

ADR  American Depositary Receipt

GO     General Obligation

See Notes to Financial Statements

Financial Statements	Walden Asset Management Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $86,215,688)	$125,422,193
Interest and dividends receivable	364,886
Receivable for capital shares issued	12,022
Prepaid expenses	13,121
Total Assets	125,812,222
Liabilities:
Payable for capital shares redeemed	6,116
Accrued expenses and other liabilities:
Investment adviser	73,453
Administration and accounting	8,605
Chief compliance officer	829
Custodian	1,423
Shareholder servicing fees	12,587
Transfer agent	3,858
Trustee	554
Other	3,751
Total Liabilities	111,176
Net Assets	$125,701,046
Composition of Net Assets:
Capital	$85,125,162
Accumulated undistributed net investment income	615,948
Accumulated net realized gains from investment transactions	753,431
Net unrealized appreciation from investments	39,206,505
Net Assets	$125,701,046
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,025,853
Net Asset Value, Offering Price and Redemption price per share	$17.89

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Interest	$418,585
Dividends	810,709
Total Investment Income	1,229,294
Expenses:
Investment adviser	459,921
Administration and accounting	52,461
Chief compliance officer	5,437
Custodian	8,108
Shareholder servicing	55,160
Transfer agency	20,484
Trustee	3,438
Other	30,451
Total expenses before fee reductions	635,460
Fees contractually reduced by the investment adviser	(22,114)
Net Expenses	613,346
Net Investment Income	615,948
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	887,260
Change in unrealized appreciation/depreciation from investments	(569,001)
Net realized/unrealized gains (losses) from investments	318,259
Change in Net Assets Resulting from Operations	$934,207

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$615,948	$1,203,506
Net realized gains from investment transactions	887,260	734,267
Change in unrealized appreciation/depreciation from investments	(569,001)	13,570,535
Change in Net Assets Resulting from Operations	934,207	15,508,308
Dividends:
Net investment income	—	(1,213,718)
Net realized gains from investment transactions	—	(940,938)
Change in Net Assets Resulting from Shareholder Dividends	—	(2,154,656)
Capital Share Transactions:
Proceeds from shares issued	7,241,393	16,456,804
Dividends reinvested	—	1,829,653
Cost of shares redeemed	(3,830,333)	(11,410,706)
Change in Net Assets Resulting from Capital Share Transactions	3,411,060	6,875,751
Change in Net Assets	4,345,267	20,229,403
Net Assets:
Beginning of period	121,355,779	101,126,376
End of period	$125,701,046	$121,355,779
Share Transactions:
Issued	405,289	989,294
Reinvested	—	103,312
Redeemed	(213,906)	(681,099)
Change in shares	191,383	411,507
Accumulated undistributed net investment income	$615,948	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$17.76		$15.74	$15.32		$15.96	$15.17	$13.53

Investment Activities:
Operations:
Net investment income	0.09		0.18	0.13		0.20	0.17	0.13
Net realized and unrealized gains from investment transactions	0.04		2.16	0.77		0.27	0.89	1.72
Total from investment activities	0.13		2.34	0.90		0.47	1.06	1.85
Dividends:
Net investment income	—		(0.18)	(0.17)		(0.21)	(0.16)	(0.13)
Net realized gains from investments	—		(0.14)	(0.31)		(0.90)	(0.11)	(0.08)
Total dividends	—		(0.32)	(0.48)		(1.11)	(0.27)	(0.21)

Net Asset Value, End of Period	$17.89		$17.76	$15.74		$15.32	$15.96	$15.17

Total Return	0.73	%(a)	14.88%	5.87	%(a)	3.10%	7.00%	13.73%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$125,701		$121,356	$101,126		$86,891	$84,499	$79,168
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.00	%(b)	1.08%	1.13	%(b)	1.29%	1.06%	0.95%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.04	%(b)	1.03%	1.05	%(b)	1.06%	1.04%	1.05%
Portfolio turnover rate	4.94	%(a)	8.40%	10.18	%(a)	15.56%	21.62%	6.50%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)   Not annualized for periods less than one year.

(b)   Annualized for periods less than one year.

(c)   During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Equity Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Consumer Discretionary (11.2%)
Advance Auto Parts, Inc.	7,000	949,900
Autoliv, Inc.	5,500	787,710
Booking Holdings, Inc. (a)	1,100	2,229,799
Charter Communications, Inc., Class A (a)	4,879	1,430,572
Comcast Corp., Class A	70,000	2,296,700
Dollar General Corp.	22,000	2,169,200
McDonald’s Corp.	11,500	1,801,935
NIKE, Inc., Class B	45,000	3,585,600
Omnicom Group, Inc.	30,000	2,288,100
Ross Stores, Inc.	41,000	3,474,750
Starbucks Corp.	34,000	1,660,900
The TJX Cos., Inc.	3,000	285,540
		22,960,706
Consumer Staples (9.4%)
Church & Dwight Co., Inc.	30,000	1,594,800
Colgate-Palmolive Co.	30,000	1,944,300
Costco Wholesale Corp.	20,000	4,179,600
Estee Lauder Cos., Inc.	25,000	3,567,250
PepsiCo, Inc.	26,000	2,830,620
Procter & Gamble Co.	5,000	390,300
Reckitt Benckiser Group PLC, Sponsored ADR	70,000	1,156,050
The Clorox Co.	17,000	2,299,250
The Hershey Co.	15,000	1,395,900
		19,358,070
Energy (4.1%)
Apache Corp.	56,500	2,641,375
ConocoPhillips	77,500	5,395,550
Oceaneering International, Inc.	12,000	305,520
		8,342,445
Financials (17.4%)
American Express Co.	25,000	2,450,000
BB&T Corp.	55,000	2,774,200
Chubb Ltd.	11,000	1,397,220
Cincinnati Financial Corp.	18,000	1,203,480
Comerica, Inc.	23,000	2,091,160
Discover Financial Services	33,000	2,323,530
JPMorgan Chase & Co.	46,000	4,793,200
Northern Trust Corp.	27,000	2,778,030
PNC Financial Services Group, Inc.	28,500	3,850,350
State Street Corp.	28,000	2,606,520
SunTrust Banks, Inc.	45,000	2,970,900
T. Rowe Price Group, Inc.	21,500	2,495,935
U.S. Bancorp	80,000	4,001,600
		35,736,125
Health Care (15.0%)
Becton, Dickinson & Co.	17,000	4,072,520
Danaher Corp.	23,000	2,269,640
Dentsply Sirona, Inc.	22,000	962,940
Henry Schein, Inc. (a)	28,000	2,033,920
Johnson & Johnson, Inc.	35,000	4,246,900
Medtronic PLC	29,000	2,482,690
Merck & Co., Inc.	32,000	1,942,400
Mettler-Toledo International, Inc. (a)	4,500	2,603,835
Stryker Corp.	21,000	3,546,060
UnitedHealth Group, Inc.	18,000	4,416,120
Waters Corp. (a)	11,000	2,129,490
		30,706,515
Industrials (11.8%)
3M Co.	19,000	3,737,680
Deere & Co.	15,000	2,097,000
Donaldson Co., Inc.	35,000	1,579,200
Emerson Electric Co.	38,500	2,661,890
Hubbell, Inc.	22,000	2,326,280
Illinois Tool Works, Inc.	19,000	2,632,260
Union Pacific Corp.	32,000	4,533,760
United Parcel Service, Inc., Class B	23,000	2,443,290
W.W. Grainger, Inc.	7,000	2,158,800
		24,170,160
Information Technology (23.9%)
Accenture PLC, Class A	25,000	4,089,750
Alphabet, Inc., Class A (a)	2,800	3,161,732
Alphabet, Inc., Class C (a)	4,900	5,466,685
Apple, Inc.	48,500	8,977,835
Automatic Data Processing, Inc.	32,000	4,292,480
Cisco Systems, Inc.	75,000	3,227,250
International Business Machines Corp.	2,000	279,400
Microsoft Corp.	88,000	8,677,680
Oracle Corp.	90,000	3,965,400
TE Connectivity Ltd.	22,000	1,981,320
Visa, Inc., Class A	38,000	5,033,100
		49,152,632
Materials (3.6%)
AptarGroup, Inc.	26,000	2,427,880
PPG Industries, Inc.	25,000	2,593,250
Praxair, Inc.	15,000	2,372,250
		7,393,380
Utilities (2.5%)
Consolidated Edison, Inc.	31,000	2,417,380
Eversource Energy	45,000	2,637,450
		5,054,830

TOTAL COMMON STOCKS (Cost $108,074,209)		202,874,863

INVESTMENT COMPANIES (1.1%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(b)	2,175,509	2,175,509
TOTAL INVESTMENT COMPANIES (Cost $2,175,509)		2,175,509

Total Investments (Cost $110,249,718) — 100.0%(c)		205,050,372
Other assets in excess of liabilities — 0.0%		68,322
NET ASSETS — 100.0%		$205,118,694

(a)      Non-income producing security.

(b)      Rate disclosed is the seven day yield as of June 30, 2018.

(c)       See Federal Tax Information listed in the Notes to the Financial Statements.

ADR  American Depositary Receipt

See Notes to Financial Statements

Financial Statements	Walden Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $110,249,718)	$205,050,372
Dividends receivable	182,667
Receivable for capital shares issued	56,958
Prepaid expenses	15,687
Total Assets	205,305,684
Liabilities:
Payable for capital shares redeemed	1,203
Accrued expenses and other liabilities:
Investment adviser	113,696
Administration and accounting	14,934
Chief compliance officer	1,591
Custodian	2,699
Shareholder servicing fees	39,624
Transfer agent	4,539
Trustee	1,063
Other	7,641
Total Liabilities	186,990
Net Assets	$205,118,694
Composition of Net Assets:
Capital	$109,150,996
Accumulated undistributed net investment income	783,591
Accumulated net realized gains from investment transactions	383,453
Net unrealized appreciation from investments	94,800,654
Net Assets	$205,118,694
Shares outstanding (par value $0.01, unlimited number of shares authorized)	9,329,764
Net Asset Value, Offering Price and Redemption price per share	$21.99

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$1,790,296
Total Investment Income	1,790,296
Expenses:
Investment adviser	754,870
Administration and accounting	82,833
Chief compliance officer	8,961
Custodian	13,297
Shareholder servicing	157,090
Transfer agency	21,878
Trustee	5,661
Other	43,804
Total expenses before fee reductions	1,088,394
Fees contractually reduced by the investment adviser	(81,689)
Net Expenses	1,006,705
Net Investment Income	783,591
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	883,271
Change in unrealized appreciation/depreciation from investments	1,672,955
Net realized/unrealized gains (losses) from investments	2,556,226
Change in Net Assets Resulting from Operations	$3,339,817

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$783,591	$1,737,276
Net realized gains from investment transactions	883,271	7,172,343
Change in unrealized appreciation/depreciation from investments	1,672,955	26,282,872
Change in Net Assets Resulting from Operations	3,339,817	35,192,491
Dividends:
Net investment income	—	(1,740,760)
Net realized gains from investment transactions	—	(8,052,912)
Change in Net Assets Resulting from Shareholder Dividends	—	(9,793,672)
Capital Share Transactions:
Proceeds from shares issued	16,135,471	25,865,919
Dividends reinvested	—	8,724,992
Cost of shares redeemed	(11,795,807)	(44,380,575)
Change in Net Assets Resulting from Capital Share Transactions	4,339,664	(9,789,664)
Change in Net Assets	7,679,481	15,609,155
Net Assets:
Beginning of period	197,439,213	181,830,058
End of period	$205,118,694	$197,439,213
Share Transactions:
Issued	727,879	1,267,580
Reinvested	—	405,060
Redeemed	(533,591)	(2,196,814)
Change in shares	194,288	(524,174)
Accumulated undistributed net investment income	$783,591	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$21.61		$18.82	$17.88		$18.55	$18.19	$15.41

Investment Activities:
Operations:
Net investment income	0.08		0.20	0.14		0.23	0.18	0.16
Net realized and unrealized gains from investment transactions	0.30		3.70	1.44		0.29	1.29	2.86
Total from investment activities	0.38		3.90	1.58		0.52	1.47	3.02
Dividends:
Net investment income	—		(0.20)	(0.18)		(0.24)	(0.18)	(0.15)
Net realized gains from investments	—		(0.91)	(0.46)		(0.95)	(0.93)	(0.09)
Total dividends	—		(1.11)	(0.64)		(1.19)	(1.11)	(0.24)

Net Asset Value, End of Period	$21.99		$21.61	$18.82		$17.88	$18.55	$18.19

Total Return	1.76	%(a)	20.77%	8.80	%(a)	2.92%	8.13%	19.66%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$205,119		$197,439	$181,830		$164,566	$157,499	$151,879
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.78	%(b)	0.93%	1.00	%(b)	1.21%	0.95%	0.95%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.08	%(b)	1.07%	1.09	%(b)	1.10%	1.09%	1.08%
Portfolio turnover rate	2.37	%(a)	9.88%	9.94	%(a)	17.78%	21.31%	12.33%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Midcap Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.9%)
Consumer Discretionary (13.1%)
Dollar General Corp.	8,500	838,100
Dunkin’ Brands Group, Inc.	7,500	518,025
Expedia, Inc.	4,000	480,760
Hasbro, Inc.	5,000	461,550
Hyatt Hotels Corp., Class A	11,975	923,871
Omnicom Group, Inc.	8,000	610,160
O’Reilly Automotive, Inc. (a)	2,000	547,140
Polaris Industries, Inc.	4,150	507,047
Ross Stores, Inc.	11,500	974,625
Williams Sonoma, Inc.	8,850	543,213
		6,404,491
Consumer Staples (5.5%)
Church & Dwight Co., Inc.	15,500	823,979
McCormick & Co., Inc.	4,100	475,969
The Clorox Co.	5,850	791,213
The Hershey Co.	6,425	597,911
		2,689,072
Energy (4.7%)
Apache Corp.	17,500	818,125
Dril-Quip, Inc. (a)	10,025	515,285
Helmerich & Payne, Inc.	9,200	586,592
Technipfmc PLC	11,225	356,282
		2,276,284
Financials (17.1%)
American Financial Group, Inc.	4,675	501,768
Brown & Brown, Inc.	18,800	521,324
Commerce Bancshares, Inc.	13,716	887,562
Discover Financial Services	9,500	668,895
East West Bancorp, Inc.	8,550	557,460
Eaton Vance Corp.	9,500	495,805
FactSet Research Systems, Inc.	4,675	926,117
M&T Bank Corp.	4,200	714,630
Northern Trust Corp.	9,250	951,732
SEI Investments Co.	8,825	551,739
Signature Bank (a)	4,750	607,430
T. Rowe Price Group, Inc.	4,600	534,014
W. R. Berkley Corp.	6,410	464,148
		8,382,624
Health Care (12.5%)
Agilent Technologies, Inc.	7,500	463,800
Cerner Corp. (a)	7,825	467,857
Dentsply Sirona, Inc.	8,075	353,443
Henry Schein, Inc. (a)	6,850	497,584
Mettler-Toledo International, Inc. (a)	850	491,836
PerkinElmer, Inc.	5,975	437,549
ResMed, Inc.	4,550	471,289
STERIS PLC	7,275	763,947
The Cooper Companies, Inc.	2,375	559,194
Varian Medical Systems, Inc. (a)	4,725	537,327
Waters Corp. (a)	3,050	590,449
Zimmer Biomet Holdings, Inc.	4,225	470,834
		6,105,109
Industrials (15.0%)
AMETEK, Inc.	10,975	791,956
Donaldson Co., Inc.	16,300	735,456
Dover Corp.	6,375	466,650
Expeditors International of Washington, Inc.	5,225	381,948
Hubbell, Inc.	6,250	660,875
IDEX Corp.	3,450	470,856
Lincoln Electric Holdings, Inc.	6,275	550,694
Nordson Corp.	5,825	747,987
Roper Technologies, Inc.	1,850	510,434
Sensata Technologies Holding PLC (a)	9,000	428,220
The Middleby Corp. (a)	4,475	467,280
Verisk Analytics, Inc. (a)	4,600	495,144
Wabtec Corp.	6,550	645,699
		7,353,199
Information Technology (13.7%)
Akamai Technologies, Inc. (a)	6,750	494,303
Amdocs Ltd.	10,425	690,031
ANSYS, Inc. (a)	2,850	496,413
Aspen Technology, Inc. (a)	5,100	472,974
Check Point Software Technologies Ltd. (a)	5,200	507,936
Citrix Systems, Inc. (a)	5,725	600,209
F5 Networks, Inc. (a)	5,575	961,408
Fiserv, Inc. (a)	6,500	481,585
IPG Photonics Corp. (a)	1,950	430,229
Juniper Networks, Inc.	16,525	453,116
Paychex, Inc.	15,800	1,079,929
		6,668,133
Materials (6.9%)
AptarGroup, Inc.	7,800	728,364
Avery Dennison Corp.	7,375	752,988
Ball Corp.	11,500	408,825
International Flavors & Fragrances, Inc.	5,225	647,691
RPM International, Inc.	13,975	815,022
		3,352,890
Real Estate (5.7%)
Digital Realty Trust, Inc.	4,150	463,057
Host Hotels & Resorts, Inc.	24,275	511,474
Jones Lang LaSalle, Inc.	3,875	643,211
Lamar Advertising Co., Class A	7,500	512,325
Realty Income Corp.	11,775	633,378
		2,763,445
Utilities (4.7%)
American Water Works Co., Inc.	4,525	386,345
Consolidated Edison, Inc.	7,500	584,850
Eversource Energy	13,505	791,528
ONE Gas, Inc.	7,100	530,654
		2,293,377

TOTAL COMMON STOCKS (Cost $33,457,834)		48,288,624

INVESTMENT COMPANIES (1.1%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(b)	530,009	530,009
TOTAL INVESTMENT COMPANIES (Cost $530,009)		530,009

Total Investments (Cost $33,987,843) — 100.0%(c)		48,818,633
Liabilities in excess of other assets — 0.0%		(3,649)
NET ASSETS — 100.0%		$48,814,984

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2018.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $33,987,843)	$48,818,633
Dividends receivable	28,801
Receivable for tax reclaims	555
Prepaid expenses	5,797
Total Assets	48,853,786
Liabilities:
Payable for capital shares redeemed	25
Accrued expenses and other liabilities:
Investment adviser	29,665
Administration and accounting	3,022
Chief compliance officer	306
Custodian	525
Shareholder servicing fees	493
Transfer agent	3,126
Trustee	205
Other	1,435
Total Liabilities	38,802
Net Assets	$48,814,984
Composition of Net Assets:
Capital	$31,554,148
Accumulated undistributed net investment income	125,481
Accumulated net realized gains from investment transactions	2,304,565
Net unrealized appreciation from investments	14,830,790
Net Assets	$48,814,984
Shares outstanding (par value $0.01, unlimited number of shares authorized)	2,768,592
Net Asset Value, Offering Price and Redemption price per share	$17.63

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$358,111
Total Investment Income	358,111
Expenses:
Investment adviser	174,426
Administration and accounting	19,299
Chief compliance officer	2,065
Custodian	3,069
Shareholder servicing	2,402
Transfer agency	16,960
Trustee	1,308
Other	12,478
Recoupment of prior expenses reimbursed by the investment adviser	623
Total expenses	232,630
Net Expenses	232,630
Net Investment Income	125,481
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,488,364
Change in unrealized appreciation/depreciation from investments	(589,699)
Net realized/unrealized gains (losses) from investments	898,665
Change in Net Assets Resulting from Operations	$1,024,146

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$125,481	$194,063
Net realized gains from investment transactions	1,488,364	2,158,098
Change in unrealized appreciation/depreciation from investments	(589,699)	5,350,670
Change in Net Assets Resulting from Operations	1,024,146	7,702,831
Dividends:
Net investment income	—	(203,517)
Net realized gains from investment transactions	—	(1,315,187)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,518,704)
Capital Share Transactions:
Proceeds from shares issued	3,464,507	2,254,433
Dividends reinvested	—	1,393,823
Cost of shares redeemed	(2,235,205)	(2,329,398)
Change in Net Assets Resulting from Capital Share Transactions	1,229,302	1,318,858
Change in Net Assets	2,253,448	7,502,985
Net Assets:
Beginning of period	46,561,536	39,058,551
End of period	$48,814,984	$46,561,536
Share Transactions:
Issued	194,961	142,246
Reinvested	—	81,701
Redeemed	(127,324)	(144,502)
Change in shares	67,637	79,445
Accumulated undistributed net investment income	$125,481	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$17.24		$14.90	$14.57		$15.18	$14.06	$12.06

Investment Activities:
Operations:
Net investment income	0.05		0.07	0.11		0.09	0.05	0.04
Net realized and unrealized gains from investment transactions	0.34		2.85	0.97		0.07	1.65	2.08
Total from investment activities	0.39		2.92	1.08		0.16	1.70	2.12
Dividends:
Net investment income	—		(0.08)	(0.12)		(0.08)	(0.05)	(0.03)
Net realized gains from investments	—		(0.50)	(0.63)		(0.69)	(0.53)	(0.09)
Total dividends	—		(0.58)	(0.75)		(0.77)	(0.58)	(0.12)

Net Asset Value, End of Period	$17.63		$17.24	$14.90		$14.57	$15.18	$14.06

Total Return	2.26	%(a)	19.62%	7.36	%(a)	1.27%	12.25%	17.65%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$48,815		$46,562	$39,059		$35,543	$34,959	$30,577
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.54	%(b)	0.45%	0.97	%(b)	0.59%	0.35%	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.00	%(b)	1.01%	1.04	%(b)	1.07%	1.04%	1.04%
Portfolio turnover rate	9.93	%(a)	24.85%	12.59	%(a)	20.10%	16.06%	14.86%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden SMID Cap Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.2%)
Consumer Discretionary (11.6%)
Big Lots, Inc.	11,375	475,247
Brinker International, Inc.	8,775	417,690
Cheesecake Factory, Inc.	12,200	671,731
Choice Hotels International, Inc.	8,475	640,710
Dorman Products, Inc. (a)	8,025	548,188
Dunkin’ Brands Group, Inc.	6,000	414,420
Interpublic Group of Cos., Inc.	27,925	654,562
Nordstrom, Inc.	9,075	469,904
Polaris Industries, Inc.	3,250	397,085
Texas Roadhouse, Inc.	8,400	550,284
Tiffany & Co.	4,375	575,750
Williams Sonoma, Inc.	7,175	440,402
		6,255,973
Consumer Staples (4.0%)
Church & Dwight Co., Inc.	16,325	867,837
Flowers Foods, Inc.	28,450	592,613
Lancaster Colony Corp.	2,950	408,339
Tootsie Roll Industries, Inc.	9,587	295,759
		2,164,548
Energy (3.2%)
Apache Corp.	11,475	536,456
Dril-Quip, Inc. (a)	8,375	430,475
Helmerich & Payne, Inc.	11,625	741,210
		1,708,141
Financials (17.2%)
American Financial Group, Inc.	5,425	582,265
Bank of Hawaii Corp.	7,400	617,308
Brown & Brown, Inc.	21,825	605,207
Cincinnati Financial Corp.	6,025	402,832
Cohen & Steers, Inc.	9,525	397,288
Commerce Bancshares, Inc.	9,587	620,375
CVB Financial Corp.	16,675	373,854
East West Bancorp, Inc.	8,100	528,120
Eaton Vance Corp.	10,925	570,176
Everest Re Group Ltd.	2,125	489,770
FactSet Research Systems, Inc.	3,550	703,255
SEI Investments Co.	8,825	551,739
Signature Bank (a)	6,400	818,431
SVB Financial Group (a)	1,675	483,673
Texas Capital Bancshares, Inc. (a)	4,150	379,725
UMB Financial Corp.	8,450	644,144
W. R. Berkley Corp.	7,025	508,680
		9,276,842
Health Care (12.6%)
Chemed Corp.	2,200	707,982
Dentsply Sirona, Inc.	10,050	439,889
Henry Schein, Inc. (a)	5,425	394,072
Masimo Corp. (a)	7,850	766,552
Mettler-Toledo International, Inc. (a)	800	462,904
PerkinElmer, Inc.	8,825	646,255
ResMed, Inc.	7,100	735,417
STERIS PLC	6,050	635,311
The Cooper Companies, Inc.	2,700	635,715
Varian Medical Systems, Inc. (a)	4,500	511,740
Waters Corp. (a)	4,325	837,277
		6,773,114
Industrials (17.3%)
Applied Industrial Technologies, Inc.	10,600	743,590
C.H. Robinson Worldwide, Inc.	5,675	474,771
Donaldson Co., Inc.	20,775	937,367
Expeditors International of Washington, Inc.	12,575	919,232
Franklin Electric Co., Inc.	8,625	388,988
Hexcel Corp.	6,100	404,918
Hubbell, Inc.	6,000	634,440
IDEX Corp.	3,550	484,504
Lincoln Electric Holdings, Inc.	7,350	645,036
Nordson Corp.	5,925	760,828
Sensata Technologies Holding PLC (a)	11,475	545,981
The Middleby Corp. (a)	4,850	506,437
UniFirst Corp.	4,075	720,868
Valmont Industries, Inc.	3,100	467,325
Wabtec Corp.	6,675	658,022
		9,292,307
Information Technology (16.0%)
Akamai Technologies, Inc. (a)	9,525	697,516
Amdocs Ltd.	10,750	711,542
ANSYS, Inc. (a)	4,225	735,911
Aspen Technology, Inc. (a)	8,375	776,697
Coherent, Inc. (a)	1,875	293,288
F5 Networks, Inc. (a)	6,000	1,034,699
InterDigital, Inc.	4,750	384,275
IPG Photonics Corp. (a)	3,075	678,437
Jack Henry & Associates, Inc.	4,802	625,989
Juniper Networks, Inc.	20,400	559,368
NetApp, Inc.	7,050	553,637
NETGEAR, Inc. (a)	9,375	585,938
Tech Data Corp. (a)	5,550	455,766
Teradata Corp. (a)	13,100	525,965
		8,619,028
Materials (6.0%)
AptarGroup, Inc.	8,275	772,720
Avery Dennison Corp.	5,650	576,865
International Flavors & Fragrances, Inc.	4,725	585,711
RPM International, Inc.	15,525	905,418
Silgan Holdings, Inc.	15,300	410,499
		3,251,213
Real Estate (7.1%)
American Campus Communities, Inc.	5,850	250,848
Camden Property Trust	6,075	553,615
CoreSite Realty Corp.	6,975	772,969
CubeSmart	14,800	476,856
Jones Lang LaSalle, Inc.	3,750	622,463
Lamar Advertising Co., Class A	8,225	561,850
Ryman Hospitality Properties, Inc.	6,900	573,735
		3,812,336
Utilities (4.2%)
American States Water Co.	7,175	410,123
Atmos Energy Corp.	6,625	597,178
New Jersey Resources Corp.	11,575	517,981
ONE Gas, Inc.	9,650	721,241
		2,246,523

TOTAL COMMON STOCKS (Cost $39,983,379)		53,400,025

INVESTMENT COMPANIES (0.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(b)	443,731	443,731
TOTAL INVESTMENT COMPANIES (Cost $443,731)		443,731

Total Investments (Cost $40,427,110) — 100.0%(c)		53,843,756
Liabilities in excess of other assets — 0.0%		(16,003)
NET ASSETS — 100.0%		$53,827,753

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2018.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $40,427,110)	$53,843,756
Dividends receivable	45,441
Receivable for capital shares issued	24,388
Prepaid expenses	12,846
Total Assets	53,926,431
Liabilities:
Payable for capital shares redeemed	58,434
Accrued expenses and other liabilities:
Investment adviser	30,584
Administration and accounting	2,883
Chief compliance officer	247
Custodian	404
Shareholder servicing fees	1,962
Transfer agent	2,870
Trustee	165
Other	1,129
Total Liabilities	98,678
Net Assets	$53,827,753
Composition of Net Assets:
Capital	$39,179,004
Accumulated undistributed net investment income	161,265
Accumulated net realized gains from investment transactions	1,070,838
Net unrealized appreciation from investments	13,416,646
Net Assets	$53,827,753
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,102,058
Net Asset Value, Offering Price and Redemption price per share	$17.35

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$412,667
Total Investment Income	412,667
Expenses:
Investment adviser	188,382
Administration and accounting	20,356
Chief compliance officer	2,131
Custodian	3,130
Shareholder servicing	14,777
Transfer agency	17,904
Trustee	1,343
Other	16,559
Total expenses before fee reductions	264,582
Fees contractually reduced by the investment adviser	(13,180)
Net Expenses	251,402
Net Investment Income	161,265
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	559,233
Change in unrealized appreciation/depreciation from investments	1,289,023
Net realized/unrealized gains (losses) from investments	1,848,256
Change in Net Assets Resulting from Operations	$2,009,521

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$161,265	$202,024
Net realized gains from investment transactions	559,233	1,342,837
Change in unrealized appreciation/depreciation from investments	1,289,023	5,029,481
Change in Net Assets Resulting from Operations	2,009,521	6,574,342
Dividends:
Net investment income	—	(234,490)
Net realized gains from investment transactions	—	(788,833)
Change in Net Assets Resulting from Shareholder Dividends	—	(1,023,323)
Capital Share Transactions:
Proceeds from shares issued	10,006,174	8,072,991
Dividends reinvested	—	777,475
Cost of shares redeemed	(3,819,709)	(6,898,171)
Change in Net Assets Resulting from Capital Share Transactions	6,186,465	1,952,295
Change in Net Assets	8,195,986	7,503,314
Net Assets:
Beginning of period	45,631,767	38,128,453
End of period	$53,827,753	$45,631,767
Share Transactions:
Issued	592,097	519,460
Reinvested	—	47,091
Redeemed	(223,963)	(445,035)
Change in shares	368,134	121,516
Accumulated undistributed net investment income	$161,265	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$16.69		$14.60	$13.40		$14.70	$13.97	$12.09

Investment Activities:
Operations:
Net investment income/(loss)	0.05		0.07	0.12		0.04	0.01	(0.01)
Net realized and unrealized gains (losses) from investment transactions	0.61		2.40	1.87		(0.44)	1.03	2.38
Total from investment activities	0.66		2.47	1.99		(0.40)	1.04	2.37
Dividends:
Net investment income	—		(0.09)	(0.14)		(0.02)	(0.01)	—
Net realized gains from investments	—		(0.29)	(0.65)		(0.88)	(0.30)	(0.49)
Total dividends	—		(0.38)	(0.79)		(0.90)	(0.31)	(0.49)

Net Asset Value, End of Period	$17.35		$16.69	$14.60		$13.40	$14.70	$13.97

Total Return	3.95	%(a)	16.94%	14.73	%(a)	(2.47)%	7.60%	19.68%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$53,828		$45,632	$38,128		$32,452	$28,369	$25,780
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets	0.64	%(b)	0.48%	1.12	%(b)	0.30%	0.08%	(0.05)%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.05	%(b)	1.08%	1.12	%(b)	1.15%	1.12%	1.12%
Portfolio turnover rate	10.67	%(a)	31.92%	20.85	%(a)	43.24%	33.61%	51.57%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)                   Not annualized for periods less than one year.

(b)                   Annualized for periods less than one year.

(c)                    During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (99.3%)
Consumer Discretionary (10.8%)
Big Lots, Inc.	21,025	878,425
Brinker International, Inc.	16,325	777,070
Cheesecake Factory, Inc.	20,425	1,124,601
Choice Hotels International, Inc.	21,800	1,648,080
Dorman Products, Inc. (a)	16,625	1,135,653
Dunkin’ Brands Group, Inc.	10,675	737,322
Gentherm, Inc. (a)	13,975	549,218
Monro Muffler Brake, Inc.	17,800	1,034,180
Texas Roadhouse, Inc.	21,100	1,382,261
Williams Sonoma, Inc.	18,000	1,104,840
		10,371,650
Consumer Staples (3.8%)
Flowers Foods, Inc.	59,450	1,238,344
Lancaster Colony Corp.	10,425	1,443,028
Tootsie Roll Industries, Inc.	29,525	910,846
		3,592,218
Energy (2.8%)
Dril-Quip, Inc. (a)	13,900	714,459
Forum Energy Technologies, Inc. (a)	54,850	677,398
Natural Gas Services Group, Inc. (a)	14,475	341,610
Oceaneering International, Inc.	16,625	423,273
RPC, Inc.	34,775	506,672
		2,663,412
Financials (18.3%)
1st Source Corp.	17,850	953,726
Artisan Partners Asset Management, Inc., Class A	20,425	615,814
Bank of Hawaii Corp.	17,625	1,470,277
Bridge BanCorp, Inc.	13,125	471,844
Bryn Mawr Bank Corp.	6,325	292,848
Camden National Corp.	12,800	585,088
Cohen & Steers, Inc.	21,675	904,064
Commerce Bancshares, Inc.	19,385	1,254,402
CVB Financial Corp.	30,500	683,810
Eaton Vance Corp.	27,375	1,428,701
German American BanCorp	13,325	477,701
Horace Mann Educators Corp.	13,800	615,480
Independent Bank Corp.	9,175	719,320
Lakeland Financial Corp.	15,850	763,812
Morningstar, Inc.	13,700	1,757,025
Texas Capital Bancshares, Inc. (a)	8,825	807,488
Tompkins Financial Corp.	11,500	987,619
UMB Financial Corp.	18,350	1,398,820
Washington Federal, Inc.	24,150	789,705
Washington Trust BanCorp, Inc.	8,775	509,828
		17,487,372
Health Care (15.0%)
Anika Therapeutics, Inc. (a)	15,250	488,000
Atrion Corp.	925	554,445
Bio-Techne Corp.	10,100	1,494,295
Bruker Corp.	47,700	1,385,208
Chemed Corp.	5,625	1,810,181
CorVel Corp. (a)	13,125	708,750
Ensign Group, Inc.	28,150	1,008,333
Globus Medical, Inc., Class A (a)	21,800	1,100,028
Haemonetics Corp. (a)	15,250	1,367,620
Hill-Rom Holdings, Inc.	15,800	1,379,972
Masimo Corp. (a)	18,350	1,791,878
U.S. Physical Therapy, Inc.	13,650	1,310,400
		14,399,110
Industrials (16.4%)
Applied Industrial Technologies, Inc.	20,625	1,446,844
Donaldson Co., Inc.	36,275	1,636,728
Forward Air Corp.	16,650	983,682
Franklin Electric Co., Inc.	32,600	1,470,260
Herman Miller, Inc.	25,600	867,840
Hub Group, Inc., Class A (a)	29,325	1,460,385
Kadant, Inc.	9,475	911,021
Landstar System, Inc.	12,100	1,321,320
Lincoln Electric Holdings, Inc.	16,125	1,415,130
Tennant Co.	10,675	843,325
UniFirst Corp.	8,025	1,419,623
Valmont Industries, Inc.	6,675	1,006,256
Watts Water Technologies, Inc., Class A	11,900	932,960
		15,715,374
Information Technology (17.4%)
Aspen Technology, Inc. (a)	17,375	1,611,358
Coherent, Inc. (a)	6,190	968,240
CSG Systems International, Inc.	18,000	735,660
ExlService Holdings, Inc. (a)	14,675	830,752
InterDigital, Inc.	15,550	1,257,995
Manhattan Associates, Inc. (a)	20,400	959,004
NETGEAR, Inc. (a)	26,250	1,640,625
NIC, Inc.	81,350	1,264,993
Plantronics, Inc.	13,600	1,037,000
Power Integrations, Inc.	18,200	1,329,510
Syntel, Inc. (a)	36,400	1,168,076
Tech Data Corp. (a)	14,775	1,213,323
Teradata Corp. (a)	37,675	1,512,650
WEX, Inc. (a)	5,825	1,109,546
		16,638,732
Materials (5.4%)
AptarGroup, Inc.	17,250	1,610,805
Bemis Co., Inc.	22,900	966,609
Minerals Technologies, Inc.	11,450	862,757
Quaker Chemical Corp.	4,550	704,659
Silgan Holdings, Inc.	38,825	1,041,675
		5,186,505
Real Estate (4.8%)
CoreSite Realty Corp.	12,725	1,410,184
CubeSmart	34,700	1,118,034
Highwoods Properties, Inc.	16,100	816,753
Ryman Hospitality Properties, Inc.	14,550	1,209,833
		4,554,804
Utilities (4.6%)
American States Water Co.	11,350	648,766
Hawaiian Electric Industries, Inc.	24,450	838,635
New Jersey Resources Corp.	26,725	1,195,944
ONE Gas, Inc.	22,800	1,704,072
		4,387,417

TOTAL COMMON STOCKS (Cost $67,693,073)		94,996,594

INVESTMENT COMPANIES (0.7%)
JPMorgan U.S. Government Money Market Fund, Capital Shares, 1.83%(b)	703,997	703,997
TOTAL INVESTMENT COMPANIES (Cost $703,997)		703,997

Total Investments (Cost $68,397,070) — 100.0%(c)		95,700,591
Other assets in excess of liabilities — 0.0%		17,481
NET ASSETS — 100.0%		$95,718,072

(a)                   Non-income producing security.

(b)                   Rate disclosed is the seven day yield as of June 30, 2018.

(c)                    See Federal Tax Information listed in the Notes to the Financial Statements.

See Notes to Financial Statements

Financial Statements	Walden Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $68,397,070)	$95,700,591
Dividends receivable	79,062
Prepaid expenses	16,286
Total Assets	95,795,939
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	56,097
Administration and accounting	6,632
Chief compliance officer	674
Custodian	1,149
Shareholder servicing fees	6,294
Transfer agent	3,492
Trustee	451
Other	3,078
Total Liabilities	77,867
Net Assets	$95,718,072
Composition of Net Assets:
Capital	$66,672,731
Accumulated undistributed net investment income	343,440
Accumulated net realized gains from investment transactions	1,398,380
Net unrealized appreciation from investments	27,303,521
Net Assets	$95,718,072
Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,707,067
Net Asset Value, Offering Price and Redemption price per share	$20.34	*

* NAV does not recalculate due to rounding of financial statement figures.

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$773,871
Total Investment Income	773,871
Expenses:
Investment adviser	356,743
Administration and accounting	39,578
Chief compliance officer	4,284
Custodian	6,327
Shareholder servicing	33,698
Transfer agency	18,274
Trustee	2,706
Other	28,233
Total expenses before fee reductions	489,843
Fees contractually reduced by the investment adviser	(14,251)
Net Expenses	475,592
Net Investment Income	298,279
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,465,540
Change in unrealized appreciation/depreciation from investments	2,693,486
Net realized/unrealized gains (losses) from investments	4,159,026
Change in Net Assets Resulting from Operations	$4,457,305

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$298,279	$410,814
Net realized gains from investment transactions	1,465,540	3,897,223
Change in unrealized appreciation/depreciation from investments	2,693,486	5,447,583
Change in Net Assets Resulting from Operations	4,457,305	9,755,620
Dividends:
Net investment income	—	(474,566)
Net realized gains from investment transactions	—	(4,812,342)
Change in Net Assets Resulting from Shareholder Dividends	—	(5,286,908)
Capital Share Transactions:
Proceeds from shares issued	2,502,407	14,199,045
Dividends reinvested	—	4,225,840
Cost of shares redeemed	(9,385,082)	(9,948,923)
Change in Net Assets Resulting from Capital Share Transactions	(6,882,675)	8,475,962
Change in Net Assets	(2,425,370)	12,944,674
Net Assets:
Beginning of period	98,143,442	85,198,768
End of period	$95,718,072	$98,143,442
Share Transactions:
Issued	125,378	743,521
Reinvested	—	219,867
Redeemed	(474,514)	(522,532)
Change in shares	(349,136)	440,856
Accumulated undistributed net investment income	$343,440	$45,161

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine
			For the year	months		For the year	For the year	For the year
	For the six		ended	ended		ended	ended	ended
	months ended		December 31,	December 31,		March 31,	March 31,	March 31,
	June 30, 2018		2017	2016		2016	2015	2014
	(Unaudited)
Net Asset Value, Beginning of Period	$19.41		$18.46	$16.45		$19.66	$20.43	$18.48

Investment Activities:
Operations:
Net investment income	0.06		0.09	0.16		0.08	0.04	0.01
Net realized and unrealized gains (losses) from investment transactions	0.87		2.02	2.58		(0.38)	0.66	3.42
Total from investment activities	0.93		2.11	2.74		(0.30)	0.70	3.43
Dividends:
Net investment income	—		(0.10)	(0.17)		(0.07)	(0.02)	—
Net realized gains from investments	—		(1.06)	(0.56)		(2.84)	(1.45)	(1.48)
Total dividends	—		(1.16)	(0.73)		(2.91)	(1.47)	(1.48)

Net Asset Value, End of Period	$20.34		$19.41	$18.46		$16.45	$19.66	$20.43

Total Return	4.79	%(a)	11.50%	16.57	%(a)	(0.80)%	3.86%	18.58%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$95,718		$98,143	$85,199		$69,754	$87,740	$103,791
Ratio of net expenses to average net assets	1.00	%(b)	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.63	%(b)	0.47%	1.14	%(b)	0.45%	0.17%	0.03%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(c)	1.03	%(b)	1.03%	1.06	%(b)	1.06%	1.01%	1.05%
Portfolio turnover rate	10.77	%(a)	27.16%	14.71	%(a)	38.05%	28.74%	36.60%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Not annualized for periods less than one year.

(b)              Annualized for periods less than one year.

(c)               During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Schedule of Portfolio Investments	Walden International Equity Fund
June 30, 2018

Security Description	Shares	Fair Value ($)
COMMON STOCKS (98.1%)
Australia (6.0%)
Australia & New Zealand Banking Group Ltd.	11,096	231,849
Brambles Ltd.	34,113	224,134
Commonwealth Bank of Australia	7,569	408,095
CSL Ltd.	2,877	410,030
Origin Energy Ltd.(a)	50,479	374,616
Telstra Corp. Ltd.	97,283	188,587
Westpac Banking Corp.	14,352	311,139
Woodside Petroleum Ltd.	16,719	438,655
		2,587,105
Belgium (0.8%)
Colruyt SA	5,856	334,177
		334,177
Canada (8.3%)
Bank of Montreal	6,130	473,892
BCE, Inc.	5,842	236,613
Canadian National Railway Co.	4,673	382,265
Great-West Lifeco, Inc.	12,649	311,005
Intact Financial Corp.	3,270	231,972
Magna International, Inc.	4,266	248,139
Metro, Inc.	8,019	272,628
Royal Bank of Canada	6,484	488,285
The Bank of Nova Scotia	6,900	390,746
The Toronto-Dominion Bank	9,285	537,464
		3,573,009
Denmark (1.4%)
Novo Nordisk A/S	7,776	360,818
Novozymes A/S	4,918	249,558
		610,376
Finland (0.8%)
Kone OYJ	6,517	332,250
		332,250
France (8.7%)
Air Liquide SA	3,447	433,501
Danone SA	5,673	416,476
Dassault Systemes	3,330	466,615
Essilor International SA	2,907	410,398
Imerys SA	4,154	335,908
Legrand SA	4,891	359,238
L’Oreal SA	1,784	440,594
Publicis Groupe SA	4,098	282,043
Schneider Electric SE	4,472	372,953
Societe BIC SA	2,623	243,194
		3,760,920
Germany (8.8%)
Allianz SE	2,165	447,522
Beiersdorf AG	2,649	300,788
Deutsche Boerse AG	3,056	407,345
Fresenius SE & Co. KGaA	5,158	414,384
Fuchs Petrolub SE	4,952	244,252
Hannover Rueck SE	1,789	223,108
Henkel AG & Co. KGaA	2,115	235,239
Hugo Boss AG	2,890	262,414
Linde AG	1,202	286,892
Merck KGaA	2,231	217,843
Muenchener Rueckversicherungs-Gesellschaft AG	1,010	213,527
SAP AG	4,429	511,747
		3,765,061

Hong Kong (3.0%)
Hang Lung Properties Ltd.	132,400	273,056
Hang Seng Bank Ltd.	14,820	370,623
Hysan Development Co. Ltd.	62,000	346,138
MTR Corp. Ltd.	54,900	303,702
		1,293,519
Ireland (1.7%)
Experian PLC	15,812	391,096
Kerry Group PLC	3,100	323,799
		714,895
Israel (0.7%)
Nice Systems Ltd.(a)	2,738	282,818
		282,818
Italy (2.2%)
Luxottica Group SpA	5,132	331,154
Snam SpA	78,869	329,335
Terna Rete Elettrica Nazionale SpA	50,472	272,994
		933,483
Japan (21.5%)
Astellas Pharma, Inc.	18,850	287,603
Benesse Holdings, Inc.	7,560	268,390
Canon, Inc.	10,775	353,424
Central Japan Railway Co.	1,415	293,481
Chugai Pharmaceutical Co. Ltd.	5,300	278,166
Daiwa House Industry Co. Ltd.	9,890	337,349
East Japan Railway Co.	2,725	261,300
Fast Retailing Co. Ltd.	805	370,213
JSR Corp.	13,200	224,889
Kao Corp.	3,600	274,797
KDDI Corp.	9,600	262,851
Kurita Water Industries Ltd.	8,200	234,074
Mitsubishi Estate Co. Ltd.	18,800	328,958
Nippon Telegraph & Telephone Corp.	7,632	347,197
Nitto Denko Corp.	3,400	257,472
Nomura Research Institute Ltd.	6,688	324,431
NTT DOCOMO, Inc.	14,310	364,860
Oracle Corporation Japan	3,700	302,484
Oriental Land Co. Ltd.	4,225	443,682
Secom Co. Ltd.	3,835	294,710
Sumitomo Mitsui Financial Group, Inc.	9,150	355,917
Terumo Corp.	6,800	390,063
The Chiba Bank Ltd.	40,245	284,660
The Hachijuni Bank Ltd.	54,240	232,247
The Shizuoka Bank Ltd.	33,180	300,029
Tokio Marine Holdings, Inc.	5,950	279,118
Tokyo Gas Co. Ltd.	12,200	324,066
Toyota Motor Corp.	6,440	417,117
Yahoo Japan Corp.	61,835	205,558
Yamato Holdings Co. Ltd.	13,075	385,518
		9,284,624
Luxembourg (0.8%)
Tenaris SA	19,307	354,293
		354,293
Netherlands (4.5%)
Akzo Nobel NV	4,164	356,506
Core Laboratories NV	3,056	385,698
Koninklijke Ahold Delhaize NV	18,813	450,455
Koninklijke Vopak NV	8,095	374,039
Wolters Kluwer NV	6,754	380,611
		1,947,309

See Notes to Financial Statements

Security Description	Shares	Fair Value ($)
Norway (0.7%)
Statoil ASA	10,777	286,465
		286,465
Singapore (1.2%)
ComfortDelGro Corp. Ltd.	174,950	301,815
Singapore Exchange Ltd.	41,400	217,911
		519,726
Spain (3.0%)
Banco Bilbao Vizcaya Argentaria SA	50,988	361,639
Enagas SA	11,341	331,604
Gas Natural SDG SA	12,002	317,856
Inditex SA	8,595	293,666
		1,304,765
Sweden (2.3%)
Atlas Copco AB, Class A	6,310	183,794
Epiroc AB, Class A(a)	6,310	66,237
Hennes & Mauritz AB	16,596	247,444
Nordea Bank AB	29,675	285,952
Svenska Handelsbanken AB	20,076	223,231
		1,006,658
Switzerland (7.3%)
ABB Ltd.	10,427	228,680
Cie Financiere Richemont SA	3,329	282,893
Givaudan SA	118	268,447
Nestle SA	7,548	586,363
Roche Holding AG	3,235	720,760
SGS SA	134	357,640
Sonova Holding AG-REG	1,830	328,786
Zurich Insurance Group AG	1,174	348,796
		3,122,365
United Kingdom (14.4%)
Admiral Group PLC	9,911	249,455
Burberry Group PLC	12,989	370,203
Compass Group PLC	17,226	367,882
Croda International PLC	5,711	361,864
Investec PLC	34,827	247,235
ITV PLC	114,566	263,036
Johnson Matthey PLC	8,313	396,970
London Stock Exchange Group PLC	6,576	387,951
Marks & Spencer Group PLC	56,865	221,424
National Grid PLC	35,861	396,721
Next PLC	3,982	317,884
Reckitt Benckiser Group PLC	5,118	421,334
RELX PLC	14,529	311,051
Sage Group PLC	41,182	341,580
Schroders PLC	6,790	282,939
Smith & Nephew PLC	13,802	254,601
Smiths Group PLC	12,557	281,342
Unilever PLC	8,526	471,604
WPP PLC	14,697	231,356
		6,176,432
TOTAL COMMON STOCKS (Cost $38,961,889)		42,190,250

INVESTMENT COMPANIES (0.7%)
JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.83%(b)	288,114	288,114
TOTAL INVESTMENT COMPANIES (Cost $288,114)		288,114

Total Investments (Cost $39,250,003) — 98.8%(c)		42,478,364
Other assets in excess of liabilities — 1.2%		531,689
NET ASSETS — 100.0%		$43,010,053

(a)              Non-income producing security.

(b)              Rate disclosed is the seven day yield as of June 30, 2018.

(c)               See Federal Tax Information listed in the Notes to the Financial Statements.

The Fund invested, as a percentage of net assets at value, in the following industries as of June 30, 2018:

Percentage of Total
Industry	Net Assets
Financials	20.9%
Industrials	14.3%
Consumer Discretionary	12.4%
Consumer Staples	10.5%
Health Care	9.6%
Materials	7.9%
Energy	6.8%
Information Technology	6.5%
Telecommunication Services	3.3%
Utilities	3.0%
Real Estate	2.9%
Investment Companies	0.7%
Other net assets	1.2%
Total	100.0%

See Notes to Financial Statements

Financial Statements	Walden International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

Assets:
Investments, at fair value (cost $39,250,003)	$42,478,364
Cash	376,278
Foreign currency, at fair value (cost $21,830)	21,830
Dividends receivable	104,356
Receivable for tax reclaims	66,014
Prepaid expenses	1,410
Total Assets	43,048,252
Liabilities:
Accrued expenses and other liabilities:
Investment adviser	25,498
Administration and accounting	5,374
Chief compliance officer	240
Custodian	3,469
Transfer agent	2,378
Trustee	161
Other	1,079
Total Liabilities	38,199
Net Assets	$43,010,053
Composition of Net Assets:
Capital	$39,532,643
Accumulated undistributed net investment income	529,706
Accumulated net realized (losses) from investment transactions	(279,508)
Net unrealized appreciation from investments	3,227,212
Net Assets	$43,010,053
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,901,477
Net Asset Value, Offering Price and Redemption price per share	$11.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2018 (Unaudited)

Investment Income:
Dividends	$871,886
Less: Foreign tax withholding	(97,231)
Total Investment Income	774,655
Expenses:
Investment adviser	158,311
Administration and accounting	35,370
Chief compliance officer	1,912
Custodian	25,339
Transfer agency	14,021
Trustee	1,202
Other	8,497
Total expenses before fee reductions	244,652
Fees contractually reduced by the investment adviser	(1,845)
Net Expenses	242,807
Net Investment Income	531,848
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized (losses) from investment securities and foreign currency transactions	(58,412)
Change in unrealized appreciation/depreciation from investment securities and foreign currency transactions	(661,346)
Net realized/unrealized gains (losses) from investments	(719,758)
Change in Net Assets Resulting from Operations	$(187,910)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	six months ended	For the year ended
	June 30, 2018	December 31, 2017
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$531,848	$467,578
Net realized gains from investment transactions	(58,412)	(91,800)
Change in unrealized appreciation/depreciation from investments	(661,346)	4,623,573
Change in Net Assets Resulting from Operations	(187,910)	4,999,351
Dividends:
Net investment income	—	(471,514)
Change in Net Assets Resulting from Shareholder Dividends	—	(471,514)
Capital Share Transactions:
Proceeds from shares issued	2,062,995	21,755,505
Dividends reinvested	—	335,788
Cost of shares redeemed	(99,316)	(97,588)
Change in Net Assets Resulting from Capital Share Transactions	1,963,679	21,993,705
Change in Net Assets	1,775,769	26,521,542
Net Assets:
Beginning of period	41,234,284	14,712,742
End of period	$43,010,053	$41,234,284
Share Transactions:
Issued	185,420	2,130,028
Reinvested	—	30,582
Redeemed	(9,030)	(10,065)
Change in shares	176,390	2,150,545
Accumulated undistributed net investment income/(distributions in excess of net investment income)	$529,706	$(2,142)

Amounts designated as “—” are $0 or have been rounded to $0.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the periods indicated.

				For the nine		Period
			For the year	months		June 9, 2015
	For the six		ended	ended		through
	months ended		December 31,	December 31,		March 31,
	June 30, 2018		2017	2016		2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.07		$9.34	$9.45		$10.00

Investment Activities:
Operations:
Net investment income	0.14		0.13	0.12		0.08
Net realized and unrealized gains (losses) from investment transactions	(0.19)		1.73	(0.06)		(0.59)
Total from investment activities	(0.05)		1.86	0.06		(0.51)
Dividends:
Net investment income	—		(0.13)	(0.17)		(0.04)
Net realized gains from investments	—		—	—		—
Total dividends	—		(0.13)	(0.17)		(0.04)

Net Asset Value, End of Period	$11.02		$11.07	$9.34		$9.45

Total Return	(0.45	)%(b)	19.92%	0.62	%(b)	(5.09	)%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$43,010		$41,234	$14,713		$12,786
Ratio of net expenses to average net assets	1.15	%(c)	1.15%	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	2.52	%(c)	1.57%	1.87	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets(d)	1.16	%(c)	1.31%	1.86	%(c)	2.21	%(c)
Portfolio turnover rate	1.76	%(b)	10.16%	4.90	%(b)	5.11	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)              Commencement of operations on June 9, 2015.

(b)              Not annualized for periods less than one year.

(c)               Annualized for periods less than one year.

(d)              During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements

Notes to Financial Statements	June 30, 2018

1.              Organization:

The Boston Trust & Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified Fund under the 1940 Act:

Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund
Boston Trust Small Cap Fund	Small Cap Fund

Walden Asset Management Fund	Walden Asset Management Fund
Walden Equity Fund	Walden Equity Fund
Walden Midcap Fund	Walden Midcap Fund
Walden SMID Cap Fund	Walden SMID Cap Fund
Walden Small Cap Fund	Walden Small Cap Fund
Walden International Equity Fund	Walden International Equity Fund

The investment objective of the Asset Management Fund and Walden Asset Management Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Walden Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and Walden Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and Walden SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the Small Cap Fund and Walden Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the Walden International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of international companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.

2.              Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies and ASU 2013-08.

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at net asset value per share.

Continued

Notes to Financial Statements	June 30, 2018

Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2018 in valuing the Funds’ investments based on the three levels defined above:

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Asset Management Fund
Common Stocks(1)	$376,845,993	$—	$376,845,993
Corporate Bonds(1)	—	12,596,504	12,596,504
Municipal Bonds(2)	—	4,109,068	4,109,068
U.S. Government & U.S. Government Agency Obligations	—	79,885,865	79,885,865
Investment Companies	6,610,817	—	6,610,817
Total	383,456,810	96,591,437	480,048,247
Equity Fund
Common Stocks(1)	130,935,527	—	130,935,527
Investment Companies	1,453,726	—	1,453,726
Total	132,389,253	—	132,389,253
Midcap Fund
Common Stocks(1)	61,699,973	—	61,699,973
Investment Companies	685,038	—	685,038
Total	62,385,011	—	62,385,011
SMID Cap Fund
Common Stocks(1)	73,135,962	—	73,135,962
Investment Companies	747,983	—	747,983
Total	73,883,945	—	73,883,945
Small Cap Fund
Common Stocks(1)	287,631,996	—	287,631,996
Investment Companies	1,895,610	—	1,895,610
Total	289,527,606	—	289,527,606
Walden Asset Management Fund
Common Stocks(1)	88,944,268	—	88,944,268
Certificate of Deposit	—	98,860	98,860
Corporate Bonds(1)	—	3,692,152	3,692,152
Municipal Bonds(2)	—	444,228	444,228
U.S. Government & U.S. Government Agency Obligations	—	28,877,977	28,877,977
Investment Companies	3,364,708	—	3,364,708
Total	92,308,976	33,113,217	125,422,193
Walden Equity Fund
Common Stocks(1)	202,874,863	—	202,874,863
Investment Companies	2,175,509	—	2,175,509
Total	205,050,372	—	205,050,372
Walden Midcap Fund
Common Stocks(1)	48,288,624	—	48,288,624
Investment Companies	530,009	—	530,009
Total	48,818,633	—	48,818,633
Walden SMID Cap Fund
Common Stocks(1)	53,400,025	—	53,400,025
Investment Companies	443,731	—	443,731
Total	53,843,756	—	53,843,756

Continued

Notes to Financial Statements	June 30, 2018

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities
Walden Small Cap Fund
Common Stocks(1)	$94,996,594	$—	$94,996,594
Investment Companies	703,997	—	703,997
Total	95,700,591	—	95,700,591
Walden International Equity Fund
Common Stocks(3)	42,190,250	—	42,190,250
Investment Companies	288,114	—	288,114
Total	42,478,364	—	42,478,364

(1)         For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(2)         For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

(3)         For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were transfers from Level 2 to Level 1 during the six months ended June 30, 2018. On June 30, 2018, the Fund shown below did not systematically fair value foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges but did systematically fair value foreign securities on December 31, 2017 resulting in transfers from Level 2 to Level 1.

Transfers
from
Level 2 to
TRANSFERS	Level 1 ($)
Walden International Equity Fund
Common Stocks	$37,357,920

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT.

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Dividends to Shareholders:

Dividends to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including Federal (i.e., the last four tax year ends and the interim tax period since then, as applicable) and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six months ended June 30, 2018. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations as incurred.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii) purchases and sales of Investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Continued

Notes to Financial Statements	June 30, 2018

New Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

3.              Related Party Transactions and Other Service Arrangements:

Investment Adviser:

The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
SMID Cap Fund	0.75%
Small Cap Fund	0.75%

Fund	Fee Rate
Walden Asset Management Fund	0.75%
Walden Equity Fund	0.75%
Walden Midcap Fund	0.75%
Walden SMID Cap Fund	0.75%
Walden Small Cap Fund	0.75%
Walden International Equity Fund	0.75%

Additionally, two trustees of the Trust are officers of the Adviser or its affiliate, and an officer of the Trust is an officer of the Adviser. These persons are not paid directly by the Funds.

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi provides administrative and fund accounting services for a fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Trust plus certain base fees.

Certain officers of the Trust are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as Officers of the Trust. Citi makes an employee available to serve as the Funds’ Chief Compliance Officer (“CCO”) under a Compliance Service Agreement between the Funds and Citi (the “CCO Agreement”). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $75,000 for the six months ended June 30, 2018, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Financial Services, LLC (“Foreside”), which is not affiliated with Citi or the Adviser, serves as the Funds’ distribution agent. Prior to a name change effective February 28, 2018, Foreside operated as BHIL Distributors, LLC. Fees for these services are paid monthly by the Adviser and not by the Funds.

Shareholder Services:

The Funds may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Affiliates of the Funds did not receive any fees during the six months ended June 30, 2018.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds transfer agent. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, FIS Investor Services, LLC receives a fixed annual fee accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement and sub-transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statement of Operations.

Boston Trust acts as the Funds’ custodian, with the exception of the Walden International Equity Fund. Under the custody agreement, Boston Trust receives an annual asset based fee of 0.014% of the value of securities held. Citibank, N.A. receives sub-custodian fees from Boston Trust for each Fund except the Walden International Equity Fund. Under a separate custody agreement, Citibank, N.A., an affiliate of Citi, serves as custodian for the Walden International Equity Fund and receives a fee based on a percentage of assets held on behalf of the Walden International Equity Fund, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.

Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles) of each Fund, except the SMID Cap Fund and the Walden International Equity Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund and the Walden International Equity Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses of the SMID Cap Fund to 0.75% of its average daily net assets and the Walden International Equity Fund to 1.15% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.

Continued

Notes to Financial Statements	June 30, 2018

Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the year ended March 31, 2016, the nine months ended December 31, 2016, the year ended December 31, 2017 and the six months period ended June 30, 2018, respectively:

Fund	Amount	Expires
Midcap Fund	$288	12/31/2019

SMID Cap Fund	44,650	3/31/2019
	37,894	12/31/2019
	87,452	12/31/2020
	75,965	12/31/2021

Small Cap Fund	297,469	3/31/2019
	157,762	12/31/2019
	58,104	12/31/2020
	186,066	12/31/2021

Fund	Amount	Expires
Walden Asset Management Fund	$40,670	3/31/2019
	34,372	12/31/2019
	28,580	12/31/2020
	22,114	12/31/2021

Walden Equity Fund	151,560	3/31/2019
	124,204	12/31/2019
	138,810	12/31/2020
	81,689	12/31/2021

Walden Midcap Fund	17,571	3/31/2019
	12,415	12/31/2019
	4,010	12/31/2020

Walden SMID Cap Fund	37,277	3/31/2019
	31,322	12/31/2019
	33,179	12/31/2020
	13,180	12/31/2021

Walden Small Cap Fund	42,280	3/31/2019
	36,830	12/31/2019
	26,962	12/31/2020
	14,251	12/31/2021

Walden International Equity Fund	85,178	3/31/2019
	73,099	12/31/2019
	47,374	12/31/2020
	1,845	12/31/2021

During the six months ended June 30, 2018, the Adviser recouped $7,793 from the Midcap Fund and $623 from Walden Midcap Fund.

As of June 30, 2018, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	288
SMID Cap Fund	245,961
Small Cap Fund	699,401

Total Potential Recoupment
Walden Asset Management Fund	$125,736
Walden Equity Fund	496,263
Walden Midcap Fund	33,996
Walden SMID Cap Fund	114,958
Walden Small Cap Fund	120,323
Walden International Equity Fund	207,496

During the year ended December 31, 2017, the Equity Fund delivered securities of the Fund in exchange for the redemption of shares. The total fair value of the in-kind redemptions was $5,350,555 for 231,726 shares of the Equity Fund.

During the six months ended June 30, 2018, there were no in-kind transfers.

Interfund Lending:

Pursuant to an Exemptive Order issued by the SEC, the Funds may participate in an interfund lending program (the “Program”). This Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations and organization documents. Any open loans at period end are presented under the caption Payable for interfund lending in the Statement of Assets and Liabilities. As of June 30, 2018, the Funds had no outstanding loans to or from another fund under the Program. The Funds’ did not have any activity in the Program during the period.

Continued

Notes to Financial Statements	June 30, 2018

4.              Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the six months ended June 30, 2018, totaled:

Fund	Purchases	Sales and Maturities
Asset Management Fund	$5,043,083	$23,947,657
Equity Fund	1,420,776	4,044,804
Midcap Fund	5,573,819	6,347,354
SMID Cap Fund	20,846,838	5,479,083
Small Cap Fund	33,854,035	127,208,064

Walden Asset Management Fund	8,427,312	5,944,106
Walden Equity Fund	8,909,229	4,744,686
Walden Midcap Fund	5,923,047	4,600,867
Walden SMID Cap Fund	11,407,958	5,275,238
Walden Small Cap Fund	10,161,028	16,136,533
Walden International Equity Fund	3,018,601	736,462

Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended June 30, 2018, totaled:

Fund	Purchases	Sales and Maturities
Walden Asset Management Fund	$4,480,488	$10,891

5.              Federal Income Tax Information:

At June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:

		Gross Tax Unrealized	Gross Tax Unrealized	Net Unrealized Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Asset Management Fund	$296,035,207	$187,591,814	$(3,578,774)	$184,013,040
Equity Fund	66,409,672	66,619,699	(640,118)	65,979,581
Midcap Fund	39,560,103	23,419,213	(594,305)	22,824,908
SMID Cap Fund	65,842,625	9,321,234	(1,279,914)	8,041,320
Small Cap Fund	199,026,805	96,370,211	(5,869,410)	90,500,801
Walden Asset Management Fund	86,225,200	40,426,390	(1,229,397)	39,196,993
Walden Equity Fund	110,606,508	95,425,684	(981,820)	94,443,864
Walden Midcap Fund	33,988,656	15,344,869	(514,892)	14,829,977
Walden SMID Cap Fund	40,548,426	13,926,990	(631,660)	13,295,330
Walden Small Cap Fund	68,533,663	29,165,658	(1,998,730)	27,166,928
Walden International Equity Fund	39,250,481	4,850,837	(1,622,954)	3,227,883

The tax character of distributions paid during the fiscal year ended December 31, 2017 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Total Distributions
Fund	Ordinary Income	Capital Gains	Distributions	Paid(1)
Asset Management Fund	$5,033,185	$6,865,925	$11,899,110	$11,899,110
Equity Fund	1,291,316	2,118,848	3,410,164	3,410,164
Midcap Fund	729,312	3,129,409	3,858,721	3,858,721
SMID Cap Fund	519,807	68,822	588,629	588,629
Small Cap Fund	3,371,093	27,299,561	30,670,654	30,670,654
Walden Asset Management Fund	1,296,570	858,086	2,154,656	2,154,656
Walden Equity Fund	1,932,721	7,860,951	9,793,672	9,793,672
Walden Midcap Fund	408,200	1,110,504	1,518,704	1,518,704
Walden SMID Cap Fund	594,253	429,070	1,023,323	1,023,323
Walden Small Cap Fund	1,118,233	4,168,675	5,286,908	5,286,908
Walden International Equity Fund	471,514	—	471,514	471,514

(1)         Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

Continued

Notes to Financial Statements	June 30, 2018

As of December 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized
	Ordinary	Long-Term Capital	Accumulated	Capital and Other	Appreciation	Total Accumulated
Fund	Income	Gains	Earnings	Losses	(Depreciation)(2)	Earnings (Deficit)
Asset Management Fund	$—	$6,967,186	$6,967,186	$—	$189,867,236	$196,834,422
Equity Fund	3,532	544,355	547,887	—	66,199,025	66,746,912
Midcap Fund	81,454	750,255	831,709	—	23,320,678	24,152,387
SMID Cap Fund	278,278	66,908	345,186	—	6,320,474	6,665,660
Small Cap Fund	—	—	—	(254,396)	101,519,167	101,264,771
Walden Asset Management Fund	—	—	—	(124,120)	39,765,797	39,641,677
Walden Equity Fund	—	—	—	(143,029)	92,770,910	92,627,881
Walden Midcap Fund	74,244	742,771	817,015	—	15,419,675	16,236,690
Walden SMID Cap Fund	—	627,887	627,887	—	12,011,341	12,639,228
Walden Small Cap Fund	21,482	113,259	134,741	—	24,453,295	24,588,036
Walden International Equity Fund	—	—	—	(222,760)	3,888,080	3,665,320

(2)   The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of its tax year ended December 31, 2017, the Fund has a net capital loss carry forwards (“CLCFs”) not subject to expiration as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

Fund	Short Term	Long Term	Total
Walden International Equity Fund	$4,202	$216,417	$220,619

During the year ended December 31, 2017, the following Funds utilized capital loss carryforwards to offset realized capital gains:

Fund	Amount
Walden International Equity Fund	$58,201

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses as follows:

	Late Year	Post October
Fund	Ordinary Loss	Capital Losses
Small Cap Fund	$—	$254,396
Walden Asset Management Fund	—	124,120
Walden Equity Fund	—	143,029
Walden International Equity Fund	2,141	—

As of December 31, 2017, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments as indicated:

	Accumulated Net	Accumulated Net
Fund	Investment Income	Realized Gains	Paid in Capital
Asset Management Fund	$28,306	$(28,306)	$—
Equity Fund	(1)	(3,996,729)	3,996,730
Midcap Fund	10,011	(10,011)	—
SMID Cap Fund	5,569	(5,569)	—
Small Cap Fund	264,434	(115,897)	(148,537)
Walden Asset Management Fund	10,212	(8,290)	(1,922)
Walden Equity Fund	3,484	14	(3,498)
Walden Midcap Fund	4,988	(4,988)	—
Walden SMID Cap Fund	18,372	(18,372)	—
Walden Small Cap Fund	59,196	(59,194)	(2)
Walden International Equity Fund	12,304	(11,287)	(1,017)

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/ loss on paydowns, and distribution), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment: temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Continued

Notes to Financial Statements	June 30, 2018

6.              Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of June 30, 2018, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

Fund	Control Ownership	% of Ownership
Asset Management Fund	US Bank N.A.	87.92
Equity Fund	US Bank N.A.	93.30
Midcap Fund	US Bank N.A.	94.39
SMID Cap Fund	Fidelity Investments	52.79
Small Cap Fund	Fidelity Investments	27.09
Walden Asset Management Fund	US Bank N.A.	60.62
Walden Equity Fund	US Bank N.A.	30.25
Walden Midcap Fund	US Bank N.A.	90.57
Walden SMID Cap Fund	US Bank N.A.	58.68
Walden Small Cap Fund	US Bank N.A.	46.41
Walden International Equity Fund	US Bank N.A.	85.70

7.              Subsequent Events:

Management has evaluated events and transactions through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Continued

Supplementary Information (Unaudited)	June 30, 2018

Table of Shareholder Expenses:

As a shareholder of the Trust, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust & Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period(1)	During Period
	1/1/18	6/30/18	1/1/18 - 6/30/18	1/1/18 - 6/30/18
Asset Management Fund	$1,000.00	$1,005.80	$4.67	0.94%
Equity Fund	1,000.00	1,006.80	4.58	0.92%
Midcap Fund	1,000.00	1,024.30	5.02	1.00%
SMID Cap Fund	1,000.00	1,038.60	3.79	0.75%
Small Cap Fund	1,000.00	1,051.60	5.09	1.00%
Walden Asset Management Fund	1,000.00	1,007.30	4.98	1.00%
Walden Equity Fund	1,000.00	1,017.60	5.00	1.00%
Walden Midcap Fund	1,000.00	1,022.60	5.01	1.00%
Walden SMID Cap Fund	1,000.00	1,039.50	5.06	1.00%
Walden Small Cap Fund	1,000.00	1,047.90	5.08	1.00%
Walden International Equity Fund	1,000.00	995.50	5.69	1.15%

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period(1)	During Period
	1/1/18	6/30/18	1/1/18 - 6/30/18	1/1/18 - 6/30/18
Asset Management Fund	$1,000.00	$1,020.13	$4.71	0.94%
Equity Fund	1,000.00	1,020.23	4.61	0.92%
Midcap Fund	1,000.00	1,019.84	5.01	1.00%
SMID Cap Fund	1,000.00	1,021.08	3.76	0.75%
Small Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden Asset Management Fund	1,000.00	1,019.84	5.01	1.00%
Walden Equity Fund	1,000.00	1,019.84	5.01	1.00%
Walden Midcap Fund	1,000.00	1,019.84	5.01	1.00%
Walden SMID Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden Small Cap Fund	1,000.00	1,019.84	5.01	1.00%
Walden International Equity Fund	1,000.00	1,019.09	5.76	1.15%

(1)    Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Continued

Tabular Summary of Schedules of Portfolio Investments:

The Boston Trust Funds invested, as a percentage of total net assets, in the following industries as of June 30, 2018.

Asset Management Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	21.3%
Financials	17.2%
U.S. Government & U.S. Government Agency Obligations	16.6%
Health Care	11.9%
Industrials	9.5%
Consumer Discretionary	7.2%
Consumer Staples	6.5%
Energy	3.2%
Materials	2.6%
Utilities	1.7%
Investment Companies	1.4%
Municipal Bonds	0.9%
Other net assets	0.0%
Total	100.0%

Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	26.0%
Financials	20.2%
Health Care	14.2%
Industrials	12.7%
Consumer Discretionary	8.5%
Consumer Staples	8.3%
Energy	3.9%
Materials	3.1%
Utilities	2.0%
Investment Companies	1.1%
Other net assets	0.0%
Total	100.0%

Midcap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	16.1%
Industrials	14.6%
Information Technology	14.6%
Consumer Discretionary	14.1%
Health Care	13.1%
Materials	6.9%
Consumer Staples	6.1%
Real Estate	5.4%
Energy	4.1%
Utilities	3.9%
Investment Companies	1.1%
Other net assets	0.0%
Total	100.0%

SMID Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	17.1%
Industrials	16.7%
Information Technology	15.4%
Consumer Discretionary	12.4%
Health Care	12.4%
Real Estate	7.1%
Materials	6.0%
Utilities	4.1%
Consumer Staples	3.9%
Energy	3.9%
Investment Companies	1.0%
Other net assets	0.0%
Total	100.0%

Small Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	18.2%
Information Technology	16.4%
Industrials	16.1%
Health Care	16.0%
Consumer Discretionary	10.8%
Materials	5.4%
Real Estate	4.7%
Utilities	4.5%
Consumer Staples	4.4%
Energy	2.8%
Investment Companies	0.7%
Other net assets	0.0%
Total	100.0%

Continued

The Walden Funds invested, as a percentage of total net assets, in the following industries and countries as of June 30, 2018.

Walden Asset Management Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
U.S. Government & U.S. Government Agency Obligations	23.0%
Information Technology	18.4%
Financials	13.7%
Health Care	11.0%
Industrials	8.8%
Consumer Discretionary	7.8%
Consumer Staples	6.7%
Energy	2.8%
Investment Companies	2.7%
Materials	2.6%
Utilities	1.8%
Municipal Bonds	0.4%
Certificate of Deposit	0.1%
Other net assets	0.2%
Total	100.0%

Walden Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Information Technology	23.9%
Financials	17.4%
Health Care	15.0%
Industrials	11.8%
Consumer Discretionary	11.2%
Consumer Staples	9.4%
Energy	4.1%
Materials	3.6%
Utilities	2.5%
Investment Companies	1.1%
Other net assets	0.0%
Total	100.0%

Walden Midcap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	17.1%
Industrials	15.0%
Information Technology	13.7%
Consumer Discretionary	13.1%
Health Care	12.5%
Materials	6.9%
Real Estate	5.7%
Consumer Staples	5.5%
Utilities	4.7%
Energy	4.7%
Investment Companies	1.1%
Other net assets	0.0%
Total	100.0%

Walden SMID Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Industrials	17.3%
Financials	17.2%
Information Technology	16.0%
Health Care	12.6%
Consumer Discretionary	11.6%
Real Estate	7.1%
Materials	6.0%
Utilities	4.2%
Consumer Staples	4.0%
Energy	3.2%
Investment Companies	0.8%
Other net assets	0.0%
Total	100.0%

Walden Small Cap Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Financials	18.3%
Information Technology	17.4%
Industrials	16.4%
Health Care	15.0%
Consumer Discretionary	10.8%
Materials	5.4%
Real Estate	4.8%
Utilities	4.6%
Consumer Staples	3.8%
Energy	2.8%
Investment Companies	0.7%
Other net assets	0.0%
Total	100.0%

Walden International Equity Fund

Percentage of Total
Security Allocation for the Schedule of Portfolio Investments	Net Assets
Japan	21.5%
United Kingdom	14.4%
Germany	8.8%
France	8.7%
Canada	8.3%
Switzerland	7.3%
Australia	6.0%
Netherlands	4.5%
Hong Kong	3.0%
Spain	3.0%
Sweden	2.3%
Italy	2.2%
Ireland	1.7%
Denmark	1.4%
Singapore	1.2%
Finland	0.8%
Belgium	0.8%
Luxembourg	0.8%
United States	0.7%
Israel	0.7%
Norway	0.7%
Other net assets	1.2%
Total	100.0%

Continued

Other Information:

A description of the policies and guidelines that the Funds use to determine how to vote proxies related to portfolio securities is available: (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http:// www.sec.gov.

Proxy voting policies and guidelines as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Investment Adviser

Boston Trust Investment Management, Inc.

One Beacon Street

Boston, MA 02108

Transfer Agent

Boston Trust & Investment Management Company

One Beacon Street

Boston, MA 02108

Administrator

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

08/18

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable — Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santini, President

Date	8/22/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santini, President

Date	8/22/18

By (Signature and Title)*	/s/ Jennifer Ellis, Treasurer

Date	8/22/18